As filed with the Securities and Exchange Commission on October 18, 2000

                                                     Registration No. 33-


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            -------------------------

                                   FORM N-14
 _                                         _
|_|Pre-Effective Amendment No.__          |_| Post-Effective Amendment No.__

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            -------------------------

                     LIBERTY - STEIN ROE FUNDS MUNICIPAL TRUST*
               (Exact Name of Registrant as Specified in Charter)

                                  617-426-3750
                        (Area Code and Telephone Number)

                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111
                    (Address of Principal Executive Offices)

                            -------------------------

    Kevin M. Carome                Cameron S. Avery
    Executive Vice President       Bell, Boyd & Lloyd LLC
    Liberty-Stein Roe              Three First National Plaza
    Funds Municipal Trust          70 W. Madison Street,, Suite 3300
    One Financial Center           Chicago, Illinois 60602
    Boston, Massachusetts 02111

                    (Name and Address of Agents for Service)

                            -------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

                            -------------------------

It is proposed that this filing will become effective on November 17, 2000 pursuant to Rule 488.

                            -------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to shares previously registered on the aforesaid Registration Statement.


*On behalf of its Stein Roe Intermediate Municipals Fund series.

                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111


Dear Shareholder:

Your Fund will hold a special meeting on December 27, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next few pages, followed by the combined prospectus/proxy statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty organization to focus its portfolio management resources on a more focused group of portfolios. Please review the enclosed prospectus/proxy statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY AT OUR WEB SITE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. TO VOTE THROUGH OUR WEB SITE, JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY INSERT. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

Please take a few moments to review the details of each proposal. If you have any questions regarding the combined prospectus/proxy statement, please feel free to call the contact number listed in the enclosed prospectus/proxy statement.

We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson, President
November 24, 2000
[Job Code]

              NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD
                                DECEMBER 27, 2000

                             LIBERTY FUNDS TRUST IV
                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111

                      LIBERTY INTERMEDIATE TAX-EXEMPT FUND

         NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Liberty Intermediate Tax-Exempt Fund will be held at 10:00 a.m. on Wednesday, December 27, 2000, at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111 for these purposes:

         1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Intermediate Tax-Exempt Fund to, and the assumption of all of the liabilities of the Liberty Intermediate Tax-Exempt Fund by, the Stein Roe Intermediate Municipals Fund in exchange for shares of the Stein Roe Intermediate Municipals Fund and the distribution of such shares to the shareholders of the Liberty Intermediate Tax-Exempt Fund in complete liquidation of the Liberty Intermediate Tax-Exempt Fund.

         2.       To elect eleven Trustees.

         3. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

         Shareholders of record at the close of business on September 29, 2000, are entitled to notice of and to vote at the meeting and any adjourned session.

                                         By order of the Board of Trustees,


                                         William J. Ballou, Assistant Secretary

November 24, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY AT OUR WEB SITE, BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. TO VOTE THROUGH OUR WEB SITE, JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY INSERT. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

COMBINED PROSPECTUS AND PROXY STATEMENT
NOVEMBER 24, 2000

ACQUISITION OF THE ASSETS AND LIABILITIES OF
LIBERTY INTERMEDIATE TAX-EXEMPT FUND
c/o Liberty Funds Trust IV
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

BY AND IN EXCHANGE FOR SHARES OF
STEIN ROE INTERMEDIATE MUNICIPALS FUND
c/o Liberty-Stein Roe Funds Municipal Trust
One Financial Center
Boston, Massachusetts 02111
1-800-426-3750

TABLE OF CONTENTS

Synopsis........................................................................
Proposal 1 - Acquisition of the Liberty Intermediate Tax-Exempt Fund by
           the Stein Roe Intermediate Municipals Fund...........................
   Principal Investment Risks...................................................
   Information about the Acquisition............................................
Proposal 2 - Election of Trustees...............................................
General.........................................................................
   Voting Information...........................................................
Appendix A - Agreement and Plan of Reorganization...............................
Appendix B - Fund Information...................................................
Appendix C - Capitalization.....................................................
Appendix D - Management's Discussion of Fund Performance for the Stein Roe
            Intermediate Municipals Fund........................................

      This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Liberty Intermediate Tax-Exempt Fund (the "Liberty Fund") by the Stein Roe Intermediate Municipals Fund (the "Stein Roe Fund") or voting on the other proposals to be considered at a Special Meeting of Shareholders of the Liberty Fund (the "Meeting"), which will be held at 10:00 a.m. Eastern Time on December 27, 2000, at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial Center, Boston, Massachusetts 02111. Please read this Prospectus/Proxy Statement and keep it for future reference.

      Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Liberty Fund by the Stein Roe Fund (the "Acquisition"). If the Acquisition occurs, you will become a shareholder of the Stein Roe Fund. The Stein Roe Fund seeks a high level of total return, consisting of current income exempt from federal income tax, consistent with the preservation of capital. If the Agreement and Plan of Reorganization is approved by the shareholders of the Liberty Fund and the Acquisition occurs, the Liberty Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Stein Roe Fund in exchange for shares of the same class with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by the Liberty Fund will be distributed pro rata to its shareholders of the same class.

      Proposal 2 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty Funds Trust IV ("Trust IV" or the "Liberty Trust"), of which the Liberty Fund is a series.

      Please review the enclosed Prospectuses of the Stein Roe Fund and the "Financial Highlights" section contained in the enclosed Annual Report of the Stein Roe Fund. The enclosed Prospectuses and the "Financial Highlights" section contained in the enclosed Annual Report are incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

      - The Prospectus of the Liberty Fund dated April 1, 2000, as supplemented on August 18, 2000.

      - The Statement of Additional Information of the Liberty Fund dated April 1, 2000, as supplemented on August 18, 2000.

      - The Statement of Additional Information of the Stein Roe Fund dated November 1, 1999, as supplemented on February 17, 2000.

      - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Liberty Fund dated November 30, 1999.

      - The financial statements included in the Liberty Fund's Semi-Annual Report to Shareholders dated May 31, 2000.

      - The Statement of Additional Information of the Stein Roe Fund dated November 24, 2000 relating to the Acquisition.

      The Liberty Fund has previously sent its Annual and Semi-Annual Reports to its shareholders. For a free copy of these Reports or any of the documents listed above, Liberty Fund shareholders may call 1-800-426-3750 and Stein Roe Fund shareholders may call 1-800-338-2550 or write to your Fund at the address on the cover of this Prospectus/Proxy Statement. You may also obtain many of these documents by accessing the web site of your Fund at www.libertyfunds.com or www.steinroe.com. Our hearing impaired shareholders may call Liberty Funds Services, Inc. at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Liberty Fund and Stein Roe Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE STEIN ROE FUND OR DETERMINED WHETHER THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      SYNOPSIS

      THE FOLLOWING QUESTIONS AND RESPONSES PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITION AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETING AND OF THE INFORMATION CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE, AS THIS SECTION IS ONLY A SYNOPSIS OF THE COMPLETE DOCUMENT.

1.    WHAT IS BEING PROPOSED?

      First, the Trustees of the Funds are recommending in Proposal 1 that the Stein Roe Fund acquire the Liberty Fund. This means that the Stein Roe Fund would acquire all of the assets and liabilities of the Liberty Fund in exchange for shares of the Stein Roe Fund representing the aggregate net asset value of the Liberty Fund's assets and liabilities. If Proposal 1 is approved, you will receive shares of the Stein Roe Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the day before the closing of the Acquisition. The Acquisition is currently scheduled to take place on or around January 22, 2001.

      In addition, the Trustees of the Liberty Fund are recommending in Proposal 2 that you vote in favor of eleven nominees for Trustees.

2.    WHY IS THE ACQUISITION BEING PROPOSED?

      The Trustees of the Liberty Fund recommend approval of the Acquisition because it offers shareholders of the Liberty Fund an investment in a fund with similar investment goals and the economies of scale of a larger fund and with an expected reduction in the fees and expenses payable by the Liberty Fund, assuming that the Fund's investment advisor declined to continue the current voluntary fee waiver or expense reimbursement in effect with respect to the Fund. In reviewing the Acquisition, the Trustees also considered that it is unlikely the Liberty Fund will achieve scale through sales growth and considered the tax-free nature of the Acquisition as opposed to other alternatives for the Funds and for shareholders. Please review "Reasons for the Acquisition" in Proposal 1 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.


3. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE STEIN ROE FUND IF THE ACQUISITION OCCURS?

      You will receive the same class of shares that you currently own in the Liberty Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF THE LIBERTY FUND AND THE STEIN ROE FUND COMPARE?

      This table shows the investment goals and primary investment strategies of each Fund:

--------------------------------------------------------------------------------
               LIBERTY FUND                    STEIN ROE FUND
--------------------------------------------------------------------------------
      INVESTMENT GOAL:  The Liberty    INVESTMENT GOAL: The Stein Roe
      Fund seeks as high a level of    Fund seeks a high level of
      after-tax total return as is     total return, consisting of
      consistent with moderate         current income exempt from
      volatility, by pursuing          federal income tax, consistent
      current income exempt from       with the preservation of
      federal income tax and           capital.
      opportunities for long-term
      appreciation.
--------------------------------------------------------------------------------
      PRIMARY INVESTMENT STRATEGIES:   PRIMARY INVESTMENT STRATEGIES:
            The Liberty Fund seeks           The Stein Roe Fund seeks
      to achieve its goal as           to achieve its goal as follows:
      follows:                         -  At least 80% of the
      -  At least 80% of the              Fund's income will be
         Fund's total assets are          exempt from federal tax.
         invested in tax-exempt        -  The Fund invests
         bonds that are investment        primarily in
         grade or unrated                 intermediate-term
         securities that the              tax-exempt bonds (generally
         advisor believes to be of        with a dollar-weighted
         comparable quality.              average maturity of 3 to 10
      -  The Fund may invest up            years).
         to 25% of total assets in     -  At least 75% of  the
         unrated bonds.                   Fund's total assets are
      -  The Fund maintains a             invested in tax-exempt
         weighted average maturity        bonds that are investment
         range of 3 to 10                 grade, unrated securities
         years.                           that the advisor believes
                                          to be of comparable
                                          quality, or backed by the
                                          U.S. government.
                                       -  The Fund may invest up to 25% of total
                                          assets in lower-rated debt securities.
--------------------------------------------------------------------------------

      The investment policies of the Liberty Fund and the Stein Roe Fund are similar, except as follows:

      - The Stein Roe Fund, unlike the Liberty Fund, is permitted to have more than 5% of its total assets invested in real estate acquired as a result of owning securities.

      - The Stein Roe Fund, unlike the Liberty Fund, is not permitted to purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, except that it may enter into futures and options transactions.

      - The Stein Roe Fund is not permitted to invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, while the Liberty Fund may invest up to 15% of its net assets in illiquid assets.

      - The Liberty Fund, unlike the Stein Roe Fund, may not invest more than 20% of its assets in bonds subject to the federal alternative minimum tax.

      - In addition to the foregoing significant considerations, the Stein Roe Fund has a number of investment restrictions that the Liberty Fund is not subject to. Many of these restrictions were imposed by regulations of state securities laws which are no longer applicable to mutual funds.

      For a complete list of the Funds' investment restrictions, see the Statement of Additional Information of each Fund, each of which is incorporated by reference into this Prospectus/Proxy Statement.

      At a special meeting of the shareholders of the Stein Roe Fund scheduled to be held on December 27, 2000, the shareholders will consider changing the fundamental investment policies, which is expected to eliminate many of the differences between the policies of the Funds.

5. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITION?

      The following tables allow you to compare the sales charges and management fees and expenses of the Liberty Fund and the Stein Roe Fund and to analyze the estimated expenses that Stein Roe & Farnham Incorporated, the Stein Roe Fund's investment advisor, expects the combined fund to bear in the first year following the Acquisition. Sales charges of the Liberty Fund are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor. Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by the Liberty Fund for its last fiscal year ended November 30, 1999 and by the Stein Roe Fund for its last fiscal year ended June 30, 2000.


SHAREHOLDER FEES
(paid directly from your investment)

                         LIBERTY FUND(1)          STEIN ROE FUND(1)
                       -------------------  ---------------------------------
                       CLASS  CLASS  CLASS  CLASS    CLASS     CLASS  CLASS
                         A      B      C      A        B         C      S
Maximum sales charge
(load) on purchases
(%) (as a percentage    3.25   0.00   0.00   3.25     0.00      0.00   0.00
of the offering price)
------------------------------------------------------------------------------

Maximum deferred
sales charge (load)
on redemptions (%)
(as a percentage of
the lesser of          1.00(2) 4.00   1.00  1.00(2)   4.00      1.00   0.00
purchase price or
redemption price)
------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of
amount redeemed, if     (3)    (3)    (3)    (3)       (3)      (3)     (4)
applicable)

--------

(1) For Class A, B and C shares, a $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)  There is a $7.50 charge for wiring sale proceeds to your bank.

(4) There is a $7.00 charge for wiring sale proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                           LIBERTY FUND            STEIN ROE FUND
                       -------------------    ------------------------------
                       CLASS  CLASS  CLASS    CLASS  CLASS    CLASS    CLASS
                         A      B      C        A      B        C        S
Management fee(5)(8)(%)  0.55   0.55   0.55     0.47   0.47     0.47    0.47(6)
-----------------------------------------------------------------------------
Distribution and
service (12b-1) fees
(%)                      0.20   0.85   0.85(7)  0.20   0.85     0.85    0.00
-----------------------------------------------------------------------------
Other expenses (5)(8)(%) 0.74   0.74   0.74     0.29   0.29     0.29    0.29
-----------------------------------------------------------------------------
Total annual fund
operating expenses
(5)(8)(%)                1.49   2.14   2.14(7)  0.96   1.61     1.61    0.76(8)
-----------------------------------------------------------------------------
Expense reimbursements                         (0.06) (0.06)   (0.06)  (0.06)
-----------------------------------------------------------------------------
Net expenses                                    0.90   1.55     1.55    0.70
-----------------------------------------------------------------------------

                         STEIN ROE FUND (PRO FORMA COMBINED)(9)
                         -----------------------------------
                             CLASS  CLASS CLASS  CLASS
                               A      B     C      S
Management fee  (%)          0.44   0.44   0.44   0.44
--------------------------------------------------------
Distribution and
service (12b-1) fees         0.20   0.85   0.85   0.00
(%)
--------------------------------------------------------
Other expenses  (%)          0.36   0.36   0.36   0.36
--------------------------------------------------------
Total annual fund
operating expenses           1.00   1.65   1.65   0.80
(%)
Expense reimbursement
Net expenses

--------

(5) The Liberty Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. As a result, the actual management fee for each share class would be 0.00%, other expenses for each share class would be 0.60% and total annual fund operating expenses for Class A, B and C shares would be 0.80%, 1.45% and 1.45%, respectively. This arrangement may be modified or terminated by the advisor at any time.

(6) Management fees include both the management fee and the administration fee charged to the Fund.

(7) The Liberty Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.40% and the total annual fund operating expenses for Class C shares would be 1.00%. This arrangement may be modified or terminated by the distributor at any time.

(8) Stein Roe will reimburse the Fund if its annual ordinary operating expenses exceed 0.70% of average daily net assets. This commitment expires on October 31, 2000. After reimbursement, management fees will be 0.47%. As a result, the net expenses of the Fund would be 0.70%. A reimbursement lowers the expense ratio and increases overall return to investors.

(9) Subsequent to October 31, 2000, the Stein Roe Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. As a result, the actual management fee for each share class would be 0.34%, other expenses for each share class would be 0.36% and total annual fund operating expenses for Class A, B, C and S would be 0.90%, 1.55%, 1.55% and 0.70%, respectively. This arrangement may be modified or terminated by the advisor at any time. Additionally, the Stein Roe Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.40% and the total annual fund operating expenses for Class C shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Liberty Fund and the Stein Roe Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-     $10,000 initial investment
-     5% total return for each year
-     Each Fund's operating expenses remain the same
-     Assumes reinvestment of all dividends and distributions
-     Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)

                            1 YEAR      3 YEARS     5 YEARS    10 YEARS
                            ------      -------     -------    --------
LIBERTY FUND
Class A                      $472        $781       $1,112      $2,047
Class B: did not sell
      your shares            $217        $670       $1,149      $2,307
      sold all your
      shares at end of
      period                 $617        $870       $1,149      $2,307
Class C: did not sell
      your shares            $217        $670       $1,149      $2,472
      sold all your
      shares at end of
      period                 $317        $670       $1,149      $2,472

STEIN ROE FUND
Class A                      $420        $621       $  839      $1,465
Class B: did not sell
      your shares            $164        $508       $  876      $1,737
      sold all your
      shares at end of
      period                 $564        $708       $  876      $1,737
Class C: did not sell
      your shares            $164        $508       $  876      $1,911
      sold all your
      shares at end of
      period                 $264        $508       $  876      $1,911
Class S                      $ 72        $237       $  416      $  937

STEIN ROE FUND
(pro forma combined)
Class A                      $424        $633       $  860      $1,510
Class B: did not sell
      your shares            $168        $520       $  897      $1,782
      sold all your
      shares at end of
      period                 $568        $720       $  897      $1,782

Class C: did not sell
      your shares            $168        $520        $897      $1,955
      sold all your
      shares at end of
      period                 $268        $520        $897      $1,955
Class S                       $82        $256        $444       $ 990

Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) certain fixed costs involved in operating the Liberty
Funds are eliminated; and (3) expense ratios are based on pro forma combined average net assets for the year ended June 30, 2000.

6. WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITION?

      The Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by the Liberty Fund or its shareholders as a result of the Acquisition.

      The cost basis and holding period of your Liberty Fund shares are expected to carry over to your new shares in the Stein Roe Fund.

PROPOSAL 1 - ACQUISITION OF THE LIBERTY INTERMEDIATE TAX-EXEMPT FUND BY THE
             STEIN ROE INTERMEDIATE MUNICIPALS FUND

THE PROPOSAL

      You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to the Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Liberty Fund by the Stein Roe Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

WHAT ARE THE PRINCIPAL INVESTMENT RISKS OF THE STEIN ROE FUND, AND HOW DO THEY COMPARE WITH THE LIBERTY FUND?

      Because the Funds have similar goals and strategies, the potential risks associated with each Fund are similar. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time. Please see the enclosed Prospectuses of the Stein Roe Fund for a description of the principal investment risks of the Stein Roe Fund.


INFORMATION ABOUT THE ACQUISITION

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

      If approved by the shareholders of the Liberty Fund, the Acquisition is expected to occur on or around January 22, 2001, under the Agreement and Plan of Reorganization attached as Appendix A to this combined Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

      - the Liberty Fund will transfer all of the assets and liabilities attributable to each class of shares of the Liberty Fund to the Stein Roe Fund in exchange for shares of the same class of the Stein Roe Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

      - The Acquisition will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 19, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisition (the "Valuation Date").

      - The shares of each class of the Stein Roe Fund received by the Liberty Fund will be distributed to the shareholders of the same class of the

            Liberty Fund pro rata in accordance with their percentage ownership of each class of the Liberty Fund in full liquidation of the Liberty Fund.

      - After the Acquisition, the Liberty Fund will be terminated, and its affairs will be wound up in an orderly fashion.

      - The Acquisition requires approval by the Liberty Fund's shareholders and satisfaction of a number of other conditions; the Acquisition may be terminated at any time with the approval of the Trustees of both Funds.

      A shareholder who objects to the Acquisition will not be entitled under Massachusetts law or Trust IV's Declaration of Trust (the "Declaration") to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Acquisition as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisition is consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value. In addition, shares may be redeemed at any time prior to the consummation of the Acquisition.


SHARES YOU WILL RECEIVE

      If the Acquisition occurs, you will receive shares in the Stein Roe Fund of the same class as the shares that you currently own in the Liberty Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

      - They will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the Valuation Date.

      - If applicable, your Stein Roe Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Liberty Fund shares.

      - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

      -     You will have the same exchange options as you currently have.

      - You will have the same voting rights as you currently have, but as a shareholder of the Stein Roe Fund and of Liberty-Stein Roe Funds Municipal Trust ("Stein Roe Trust").

      The rights of shareholders of the Liberty Trust and the Stein Roe Trust are substantially similar, except that (1) either the Board of Trustees or the shareholders of the Stein Roe Trust may amend its Agreement and Declaration of Trust in certain circumstances, while the Board of Trustees of Trust IV may only amend its Declaration when authorized to do so by a vote of shareholders holding a majority of the shares of the Trust entitled to vote, and (2) the Agreement and Declaration of Trust of the Stein Roe Trust, unlike that of the Liberty Trust which includes no such provision, states that no shareholder may bring an action on behalf of the Trust or any series without first making demand on the Trustees requesting that they take such action on the shareholder's behalf.

REASONS FOR THE ACQUISITION

      The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund's shareholders. The Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization attached as Appendix A to this Prospectus/Proxy Statement.

      The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining and rationalizing the product offerings of the Liberty and Stein Roe Funds, reducing fund expense ratios by creating larger, more efficient funds and permitting the Liberty Financial organization to focus its portfolio management resources on a more focused group of portfolios.

      In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Liberty Fund to enter into the Acquisition:

      - The Acquisition is expected to create a larger fund with similar investment goals and strategies to the Liberty Fund.

      - The Liberty Fund is not likely to achieve the scale necessary to reduce Fund expenses through sales growth. In this connection, Liberty Financial indicated to the Trustees that it was not willing to continue subsidizing the Fund's operations (through fee waiver or expense reimbursements) over the long term. Thus, even though the Stein Roe Fund has a higher expense ratio than the subsidized expense ratio of the Liberty Fund, the Stein Roe Fund's expense ratio after the Acquisition is expected to be materially lower than the Liberty Fund's expense ratio would be if the advisor discontinued its subsidy. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Liberty and Stein Roe Funds on July 31, 2000 and the Funds' current expense structures, the Stein Roe Fund's annualized expense ratio (excluding 12b-1 fees) immediately after the Acquisition would be about 0.47% lower than the Liberty Fund's current expense ratio would be if the current voluntary expense limitation were discontinued (for example, after the Acquisition, a 0.70% expense ratio for Class S of the Stein Roe Fund (assuming the expense limitation continues; 0.83% if it were discontinued), as compared to 1.17% for Class A of the Liberty Fund if the limitation were discontinued and 0.60% if it continued). Note that the 12b-1 fees on Classes A, B and C of the Liberty Fund are 0.20%, 0.85%, and 0.85%, respectively. The 12b-1 fee on Class C shares of the Liberty Fund is voluntarily waived to 0.40%. There are no 12b-1 fees on Class S shares.

      - The Acquisition is intended to permit the Liberty Fund's shareholders to exchange their investment for an investment in the Stein Roe Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Liberty Fund shareholder redeemed his or her shares to invest in another fund, like the Stein Roe Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Liberty Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Stein Roe Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     The projected post-Acquisition expense reductions presented above are based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; and (2) certain fixed costs involved in operating the Liberty Fund are eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors, including the future level of fund assets, many of which factors are beyond the control of the Stein Roe Fund or Liberty Financial.

     In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the Stein Roe Fund will achieve any particular level of performance after the Acquisition.

     If the Acquisition does not occur, Liberty Financial has indicated that it may recommend to the Trustees that the Liberty Fund be liquidated.

PERFORMANCE INFORMATION

     The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class S shares of the Stein Roe Fund and the Class A shares of the Liberty Fund. They should give you a general idea of how each Fund's return has varied from year-to-year. The graphs include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.

LIBERTY FUND

---------------------------------------------------------------------------
            1994       1995      1996       1997      1998       1999
---------------------------------------------------------------------------
---------------------------------------------------------------------------
16%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
14%
---------------------------------------------------------------------------
                       13.38%
---------------------------------------------------------------------------
12%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
10%
---------------------------------------------------------------------------
                                            8.03%
---------------------------------------------------------------------------
8%
---------------------------------------------------------------------------
                                                      6.17%
---------------------------------------------------------------------------
6%
---------------------------------------------------------------------------
                                 4.32%
---------------------------------------------------------------------------
4%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
2%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
0%
---------------------------------------------------------------------------
                                                                 -1.32%
---------------------------------------------------------------------------
-2%
---------------------------------------------------------------------------
            -3.28%
---------------------------------------------------------------------------
-4%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
-6%
---------------------------------------------------------------------------

The Fund's year-to-date total             For period shown in bar chart:
return through September 30, 2000         Best quarter:  First quarter
was 5.27%.                                1995, +4.80%
                                          Worst quarter:  First quarter
                                          1994, -4.44%

STEIN ROE FUND

---------------------------------------------------------------------------------
        1990   1991     1992    1993   1994   1995    1996   1997   1998   1999
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
15%
---------------------------------------------------------------------------------
                                              12.91%
---------------------------------------------------------------------------------
12%
---------------------------------------------------------------------------------
               10.67%           11.07%
---------------------------------------------------------------------------------
9%
---------------------------------------------------------------------------------
        7.51%           7.63%                                7.50%
---------------------------------------------------------------------------------
6%
---------------------------------------------------------------------------------
                                                      4.16%         5.45%
---------------------------------------------------------------------------------
3%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
0%
---------------------------------------------------------------------------------
                                                                           -1.41%
---------------------------------------------------------------------------------
-3%
---------------------------------------------------------------------------------
                                       -3.37%
---------------------------------------------------------------------------------
-6%
---------------------------------------------------------------------------------

The Fund's year-to-date total             For period shown in bar chart:
return through September 30, 2000         Best quarter:  First quarter
was 5.30%.                                1995, +4.73%
                                          Worst quarter:  First quarter
                                          1994, -4.24%

     The next table lists each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year periods ending December 31, 1999, or for the life of the Fund through December 31, 1999, if shorter, as the case may be, including the applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

LIBERTY FUND*

                                1 YEAR    5 YEARS     LIFE OF FUND

Class A (%)                       (4.53)    5.31           4.76
-------------------------------------------------------------------
Class B (%)                       (5.74)    5.32           4.58
-------------------------------------------------------------------
Class C (%)                       (2.47)    5.55(1)        4.75(1)
-------------------------------------------------------------------
Lehman Index (%)                  (2.06)    6.91           5.73(2)
-------------------------------------------------------------------
Lipper Average (%)                (1.64)    5.55           4.90(2)

STEIN ROE FUND+


                          1 YEAR   5 YEARS   10 YEARS

Class S (%)               (1.41)    5.62       6.09
-------------------------------------------------------
Bond Index (%)            (1.24)    7.12       7.10

* The Liberty Fund's return is compared to the Lehman Brothers Municipal Bond Index ("Lehman Index"), an unmanaged index that tracks the performance of the municipal bond market. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Liberty Fund's return is also compared to the average return of the funds included in the Lipper Intermediate Municipal Debt Universe Funds category average ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Liberty Fund. Sales charges are not reflected in the Lipper Average.

+ The Stein Roe Fund's return is compared to the Lehman Brothers 10-Year Municipal Bond Index ("Bond Index"), an unmanaged group of securities that differs from the Stein Roe Fund's composition. Unlike the Stein Roe Fund, indices are not investments.

(1) Class C is a newer class of shares. Its performance information includes returns of the Liberty Fund's Class B shares (the oldest existing fund class) with a similar expense structure for periods prior to the inception of the newer class of shares. Class A and Class B shares were initially offered on February 1, 1993 and Class C shares were initially offered on August 1, 1997.

(2)  Performance information is from January 31, 1993.


FEDERAL INCOME TAX CONSEQUENCES

     The Acquisition is intended to be a tax-free reorganization. The closing of the Acquisition will be conditioned on receipt of opinions from Ropes & Gray and Bell, Boyd & Lloyd LLC to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

      - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Liberty Fund or the shareholders of the Liberty Fund as a result of the Acquisition;

      - under Section 358 of the Code, the tax basis of the Stein Roe Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Liberty Fund shares;

      - under Section 1223(1) of the Code, your holding period for the Stein Roe Fund shares you receive will include the holding period for your Liberty Fund shares if you hold the Liberty Fund shares as a capital asset;

      - under Section 1032 of the Code, no gain or loss will be recognized by the Stein Roe Fund as a result of the Acquisition;

      - under Section 362(b) of the Code, the Stein Roe Fund's tax basis in the assets that the Stein Roe Fund receives from the Liberty Fund will be the same as the Liberty Fund's basis in such assets; and

      - under Section 1223(2) of the Code, the Stein Roe Fund's holding period in such assets will include the Liberty Fund's holding period in such assets.

      The opinions will be based on certain factual certifications made by officers of each Fund's Trust. The opinions are not a guarantee that the tax consequences of the Acquisition will be as described above. Prior to the closing of the Acquisition, the Liberty Fund and the Stein Roe Fund will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains, which have not previously been distributed to shareholders. Such distributions or dividends will be taxable to the Liberty Fund's shareholders.

      This description of the federal income tax consequences of the Acquisition does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

THE TRUSTEES OF THE LIBERTY FUND UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

      The Declaration establishing Trust IV provides that any series of Trust IV (such as the Liberty Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Declaration to provide that the Liberty Fund may be terminated by majority vote of the Liberty Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Declaration if a majority of the Liberty Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

REQUIRED VOTE FOR PROPOSAL 1

      Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust IV on behalf of the Liberty Fund, the Stein Roe Trust on behalf of the Stein Roe Fund, and Liberty Financial Companies, Inc.
will require the affirmative vote of a majority of the shares of the Liberty Fund outstanding at the record date for the Meeting.


PROPOSAL 2 - ELECTION OF TRUSTEES

THE PROPOSAL

      You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of Trust IV, of which the Liberty Fund is a series. All of the nominees listed below, except for the proposed four new members (Ms. Kelly and Messrs. Hacker, Nelson and Theobald), are currently members of the Board of Trustees of Trust IV, as well as nine Liberty closed-end funds and seven (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eight) other Liberty open-end trusts (collectively, the "Liberty Mutual Funds"), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of Trust IV. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts, and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at a meeting held on October 25, 2000. Each of the nominees elected will serve as a Trustee of Trust IV until the next meeting of shareholders of Trust IV called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

      Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Funds. Liberty Financial and Trust IV's Trustees have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies and potential future cost savings for both the Liberty and Stein Roe Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meeting in favor of the election of the nominees named below as Trustees of Trust IV (if so instructed). If any nominee listed below becomes unavailable for election, the enclosed proxy card may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

      Set forth below is information concerning each of the nominees.



NOMINEE NAME &           PRINCIPAL OCCUPATION(1) AND
AGE                      DIRECTORSHIPS
                                                                TRUSTEE SINCE
--------------           ---------------------------            -------------
Douglas A.               Executive Vice President and            New nominee
Hacker                   Chief Financial Officer of
(43)                     UAL, Inc. (airline) since
                         July 1999; Senior Vice
                         President and Chief
                         Financial Officer of UAL,
                         Inc. prior thereto.

Janet Langford           Executive Vice                          New nominee
Kelly                    President--Corporate
(41)                     Development, General
                         Counsel, and Secretary of
                         Kellogg Company since
                         September 1999; Senior Vice
                         President, Secretary and
                         General Counsel of Sara Lee
                         Corporation (branded,
                         packaged, consumer-products
                         manufacturer) from 1995 to
                         August 1999; partner at
                         Sidley & Austin (law firm)
                         prior thereto.

Richard W. Lowry         Private Investor since                     1995
(64)                     August 1987. (Formerly
                         Chairman and Chief Executive
                         Officer of U.S. Plywood
                         Corporation from August 1985
                         to August 1987.)

Salvatore Macera         Private Investor. (Formerly                1998
(69)                     Executive Vice President and
                         Director of Itek Corporation
                         (electronics) from 1975 to
                         1981.)

William E.               Partner, Park Avenue Equity                1994
Mayer(2)                 Partners (venture capital);
(60)                     Director, Johns Manville;
                         Director, Lee Enterprises;
                         Director, WR Hambrecht & Co.
                         (Formerly Dean, College of
                         Business and Management,
                         University of Maryland, from
                         October 1992 to November
                         1996.)

John J.                  Academic Vice President and                1985
Neuhauser                Dean of Faculties, Boston
(57)                     College, since August 1999.
                         (Formerly Dean, Boston
                         College School of Management,
                         from September 1977 to
                         September 1999.)

Charles Nelson           Van Voorhis Professor of                New nominee
(57)                     Political Economy of the
                         University of Washington.

Joseph R.                Vice President of the Stein                2000
Palombo(3)               Roe Mutual Funds since April
(47)                     1999; Executive Vice
                         President and Director of
                         Colonial Management
                         Associates, Inc. and Stein
                         Roe & Farnham Incorporated
                         since April 1999; Executive
                         Vice President and Chief
                         Administrative Officer of
                         Liberty Funds Group LLC
                         since April 1999. (Formerly
                         Chief Operating Officer,
                         Putnam Mutual Funds, from
                         1994 to 1998.)

Thomas E.                Business Consultant;                       1998
Stitzel                  Chartered Financial Analyst.
(64)                     (Formerly Professor of
                         Finance, from 1975 to 1999,
                         and Dean, from 1977 to 1991,
                         College of Business, Boise
                         State University.)

Thomas C.                Managing Director, William              New nominee
Theobald                 Blair Capital Partners
(62)                     (private equity investing)
                         since 1994; Chief Executive
                         Officer and Chairman of the
                         Board of Directors of
                         Continental Bank Corporation
                         from 1987 to 1994.

Anne-Lee                 Consultant. (Formerly                      1998
Verville                 General Manager, Global
(54)                     Education Industry, from
                         1994 to 1997, and President,
                         Applications Solutions
                         Division, IBM Corporation
                         (global education and global
                         applications), from 1991 to
                         1994.)

---------------------------

(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht & Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

TRUSTEES' COMPENSATION

      The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Funds.

     The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of the Liberty Trusts who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age
72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

     Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

     Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its affiliates, but is considered interested as a result of his affiliation with a broker-dealer.

     Audit Committee. The Audit Committee of the Liberty Mutual Funds, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

     Compensation Committee. The Compensation Committee of the Liberty Mutual Funds, consisting of Messrs. Neuhauser (Chairman), Grinnell and Stitzel and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

     Governance Committee. The Governance Committee of the Liberty Mutual Funds, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer and Moody and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer (Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of the Liberty Fund.

     Record of Board and Committee Meetings. During the fiscal year ended November 30, 1999, Trust IV (excluding Liberty Tax-Exempt Money Market Fund which has a different fiscal year end) held six meetings, the Audit Committee held three meetings, the Compensation Committee held two meetings, and the Governance Committee held four meetings.

     During the most recently completed fiscal year, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee is a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF TRUST IV VOTE FOR PROPOSAL 2.

REQUIRED VOTE FOR PROPOSAL 2

     A plurality of the votes cast at the Meeting, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of Trust
IV. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.


GENERAL

VOTING INFORMATION

     The Trustees of Trust IV are soliciting proxies from the shareholders of the Liberty Fund in connection with the Meeting, which has been called to be held at 10:00 a.m. Eastern Time on December 27, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts 02111. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards are being mailed to shareholders beginning on or about November 24, 2000.

INFORMATION ABOUT PROXIES AND THE CONDUCT OF THE MEETING

     Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Liberty Fund or by employees or agents of Stein Roe & Farnham Incorporated or Colonial and its affiliated companies. In addition, SCC has been engaged to assist in the solicitation of proxies, at an estimated cost of $700,000 total for all of the proposed acquisitions of funds in the Liberty and Stein Roe Fund groups scheduled to take place in January 2001.

VOTING PROCESS

      You can vote in any one of the following five ways:

      a. By mail, by filling out and returning the enclosed proxy card;
      b. By phone, by calling 1-800-732-3683 and following the instructions;
      c. By internet, by visiting our Web site at www.libertyfunds.com and clicking on "Proxy Voting;"
      d. By fax (not available for all shareholders; refer to enclosed proxy insert); or
      e.    In person at the Meeting.

     Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meeting. Shareholders are entitled to cast one vote for each share owned on the record date. We encourage you to vote by internet, using the 12-digit or 14-digit "control" number that appears on the enclosed proxy card. Voting by internet will reduce expenses by saving postage costs. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

      Costs of Solicitation. The costs of the Meeting, including the costs of soliciting proxies, and the costs of the Acquisition will be borne by the following parties in the following percentages: the Stein Roe Fund __%, the Liberty Fund __%, Liberty Financial __%.

      Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Assistant Secretary of the Liberty Fund, by properly executing and submitting a later-dated proxy or by attending the Meeting and voting in person.

      Votes cast in person or by proxy at the Meeting will be counted by persons appointed by the Liberty Fund as tellers for the Meeting (the "Tellers"). Thirty percent (30%) of the shares of the Fund outstanding on the record date, present in person or represented by proxy, constitutes a quorum for the transaction of business by the shareholders of the Liberty Fund at the Meeting. Shareholders of the Liberty Fund vote together with the shareholders of the other series of Trust IV for the election of Trustees; thirty percent (30%) of the outstanding shares of Trust IV constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposal 1 and will have no effect on the outcome of Proposal 2. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

      Advisor's, Administrator's and Distributor's Addresses. The address of Colonial Management Associates, Inc., the Liberty Fund's investment advisor and the Stein Roe Fund's administrator, is One Financial Center, Boston, Massachusetts 02111. The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111. The address of the Stein Roe Fund's investment advisor, Stein Roe & Farnham Incorporated, is One South Wacker Drive, Chicago, Illinois 60606.

     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy Statement lists for the Liberty Fund and Trust IV the total number of shares outstanding as of September 29, 2000 for each class of the shares of the Fund and the Trust entitled to vote at the Meeting. It also lists for the Stein Roe Fund the total number of shares outstanding as of September 29, 2000. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of the Funds and their shareholdings in the Funds.

     Adjournments; Other Business. If the Liberty Fund has not received enough votes by the time of the Meeting to approve any Proposal the persons named as proxies may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of the Liberty Fund that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposal 2). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposal 2). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

      The Meeting has been called to transact any business that properly comes before it. The only business that management of the Liberty Fund intends to present or knows that others will present is Proposal 1 and Proposal 2, as described above. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Assistant Secretary of the Liberty Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

     Shareholder Proposals at Future Meetings. Trust IV, of which the Liberty Fund is a series, does not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Fund or Trust IV must be received by the Liberty Fund or Trust IV in writing a reasonable amount of time before Trust IV solicits proxies for that meeting, in order to be considered for inclusion in the proxy materials for that meeting.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 26, 2000 by and among Liberty Funds Trust IV (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated August 29, 1978, as amended, on behalf of Liberty Intermediate Tax-Exempt Fund (the "Acquired Fund"), a series of the Trust, Liberty-Stein Roe Funds Municipal Trust (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated July 31, 1996, as amended, on behalf of Stein Roe Intermediate Municipals Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A, B, and C shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

         In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

         1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

         1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

                  (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2.

                  (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund, and

                  (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

         1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

         1.4 With respect to Acquiring Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

         1.5      [RESERVED]

         1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

         2.       VALUATION.

         2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

         2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the

                  Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

         3.       CLOSING AND CLOSING DATE.

         3.1 The Closing Date shall be on January 22, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

         3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

         3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

         3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

         3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

         4.       REPRESENTATIONS AND WARRANTIES.

         4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

                  (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

                  (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

                  (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

                  (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

                  (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended November 30, 1999 of the Acquired Fund, audited by PricwaterhouseCoopers LLP and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended May 31, 2000, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since May 31, 2000;

                  (g) Since May 31, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph
                           (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

                  (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

                  (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")),non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date (except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus);

                  (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

                  (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3; and

                  (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

                  (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

                  (p) At the Closing Date, the Trust, on behalf of the Acquired Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of May 31, 2000 referred to in
                           Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date.

                  (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date.

                  (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

         4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

                  (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

                  (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

                  (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

                  (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

                  (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

                  (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended June 30, 2000 of the Acquiring Fund, audited by Ernst & Young LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since June 30, 2000;

                  (h) Since June 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph
                           (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

                  (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

                  (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares and Class C shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

                  (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

                  (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

                  (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof; and

                  (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto.

                  (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

         5.       COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

         The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

         5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

         5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

         5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

         5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

         5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

         5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

         5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

         6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

                  The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the

                  Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

         6.2 The Trust shall have received a favorable opinion from Bell, Boyd & Lloyd LLC, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

                  (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable Class A shares, Class B shares and Class C shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;
                           (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

         7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

                  The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

         7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date;

         7.2 The Acquiring Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

                  (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph
                           5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph
                           5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph
                           5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

         7.3      [RESERVED]

         7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after November 30, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after November 30, 2000 and on or prior to the Closing Date.

         7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

         7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

         8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

         The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

         8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

         8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

         8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

         8.5 The Trust shall have received a favorable opinion of Bell, Boyd & Lloyd LLC satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

                  (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of
                           Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

                  (b) No gain or loss will be recognized to the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

                  (c) No gain or loss will be recognized to the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

                  (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

                  (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

                  (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

                  (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange.

                  (h) Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

         8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

         9.       BROKERAGE FEES AND EXPENSES.

         9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. The other expenses of the transactions contemplated by this Agreement shall be borne by the following parties in the percentages indicated: (a) the Trust, on behalf of the Acquired Fund, __%, (b) the Acquiring Trust, on behalf of the Acquiring Fund, __%, and (c) Liberty Financial Companies, Inc. __%.

         10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

         10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

         11.      TERMINATION.

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date; or

                  (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

                  (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

         11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

         12.      AMENDMENTS.

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

         13.      NOTICES.

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty-Stein Roe Funds Municipal Trust, One Financial Center, Boston, MA 02111, attention Secretary or to Liberty Funds Trust IV, One Financial Center, Boston, MA 02111, attention Secretary.

         14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT
                  NON-RECOURSE.

         14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                               LIBERTY FUNDS TRUST IV,
                                               on behalf of Liberty Intermediate
                                               Tax-Exempt Fund



                                               By:______________________________

                                               Name:____________________________

                                               Title:___________________________
ATTEST:


_________________________________

Name:____________________________

Title:___________________________


                                               LIBERTY-STEIN ROE FUNDS MUNICIPAL
                                               TRUST, on behalf of Stein Roe
                                               Intermediate Municipals Fund



                                               By:______________________________

                                               Name:____________________________

                                               Title:___________________________
ATTEST:


_________________________________

Name:____________________________

Title:___________________________



                                              Solely for purposes of Section 9.2
                                              of the Agreement:

                                              LIBERTY FINANCIAL COMPANIES, INC.



                                              By:______________________________

                                              Name:____________________________

                                              Title:___________________________


ATTEST:


_________________________________

Name:____________________________

Title:___________________________

                                                                      APPENDIX B

FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE LIBERTY FUND AND TRUST IV AND SHARES OUTSTANDING OF THE STEIN ROE FUND AND STEIN ROE TRUST

     For each class of the Liberty Fund's shares and Trust IV's shares entitled to vote at the Meeting, and for each class of the Stein Roe Fund's shares and Stein Roe Trust's shares, the number of shares outstanding as of September 29, 2000 was as follows:

------------------------------------------------------------------------------------------------------------
                     FUND OR TRUST                          CLASS        NUMBER OF SHARES OUTSTANDING AND
                                                                                 ENTITLED TO VOTE
------------------------------------------------------------------------------------------------------------
Liberty Fund                                                  A                     1,598,122
------------------------------------------------------------------------------------------------------------
                                                              B                     1,119,745
------------------------------------------------------------------------------------------------------------
                                                              C                       181,420
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Trust IV                                                                          256,523,247
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Stein Roe Fund                                                S                    12,340,604
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Stein Roe Trust                                                                   194,963,056
------------------------------------------------------------------------------------------------------------


OWNERSHIP OF SHARES

     As of September 29, 2000, Trust IV believes that the Trustees and officers of the Trust, as a group, owned less than one percent of each class of shares of each Fund and of the Trust as a whole. As of September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

-----------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                OUTSTANDING
                            NAME AND ADDRESS OF                  SHARES OF        PERCENTAGE OF OUTSTANDING
  FUND AND CLASS                SHAREHOLDER                     CLASS OWNED          SHARES OF CLASS OWNED
-----------------------------------------------------------------------------------------------------------

LIBERTY FUND
CLASS A
                       Merrill Lynch Pierce Fenner & Smith       93,766.769                  5.87%
                       For the Sole Benefit of its Customers
                       Attn: Fund Administration #97AX9
                       4800 Deer Lake Drive E. 2nd Floor
                       Jacksonville, FL 32246-6484


CLASS C
                       Donald I. Coggins Trustee                 12,820.513                  7.07%
                       Donald I. Coggins Trust
                       U/A Dtd 2/6/1982
                       P.O. Box 544

--------------------------------------------------------------------------------

                             Wilmington, VT 05363-0544

                             Eleanor B. Coggins Trustee                 16,025.641            8.83%
                             Eleanor B. Coggins Trust
                             U/A Dtd 2/6/1982
                             Lape Raponda
                             P.O. Box 544
                             Wilmington, VT 05363-0544

                             Merrill Lynch Pierce Fenner & Smith        71,220.571           39.26%
                             For the Sole Benefit of its Customers
                             Attn: Fund Administration #97AX9
                             4800 Deer Lake Drive E. 2nd Floor
                             Jacksonville, FL 32246-6484

                             Leone O'Ferrall                            12,369.869            6.82%
                             Angeline O'Ferrall Trustees
                             Leone & Angeline O'Ferrall Rev Trust
                             P.O. Box 145
                             Gualala, CA 95445

STEIN ROE FUND
CLASS S
                             Charles Schwab & Co., Inc.              1,904,547.964           15.43%
                             Special Custody Account for the
                             Exclusive Benefit of Customers
                             Attn. Mutual Funds
                             101 Montgomery Street
                             San Francisco, CA 94104-4122



OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

     As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the above noted class of shares of the above noted Fund would own the following percentage of the Acquiring Fund upon consummation of the Acquisition.


-------------------------------------------------------------------------------------------------
                                                                        PERCENTAGE OF OUTSTANDING
                                                                          SHARES OF CLASS OWNED
                               NAME AND ADDRESS OF                         UPON CONSUMMATION OF
     FUND AND CLASS               SHAREHOLDER                                 ACQUISITION
-------------------------------------------------------------------------------------------------
LIBERTY FUND
CLASS A
                          Merrill Lynch Pierce Fenner & Smith                     6.00%
                          For the Sole Benefit of its Customers
                          Attn: Fund Administration #97AX9
                          4800 Deer Lake Drive E. 2nd Floor
                          Jacksonville, FL 32246-6484

CLASS C
                          Donald I. Coggins Trustee                               6.48%
                          Donald I. Coggins Trust
                          U/A Dtd 2/6/1982
                          P.O. Box 544
                          Wilmington, VT 05363-0544

                          Eleanor B. Coggins Trustee                              8.10%
                          Eleanor B. Coggins Trust
                          U/A Dtd 2/6/1982
                          Lape Raponda
                          P.O. Box 544
                          Wilmington, VT 05363-0544

                          Merrill Lynch Pierce Fenner & Smith                    41.31%
                          For the Sole Benefit of its Customers
                          Attn: Fund Administration #97AX9
                          4800 Deer Lake Drive E. 2nd Floor
                          Jacksonville, FL 32246-6484

                          Leone O'Ferrall                                         6.23%
                          Angeline O'Ferrall Trustees
                          Leone & Angeline O'Ferrall Rev Trust
                          P.O. Box 145
                          Gualala, CA 95445

STEIN ROE FUND
CLASS S
                          Charles Schwab & Co., Inc.                             xx.xx%
                          Special Custody Account for the
                          Exclusive Benefit of Customers
                          Attn. Mutual Funds
                          101 Montgomery Street
                          San Francisco, CA 94104-4122

INFORMATION CONCERNING EXECUTIVE OFFICERS

The following table sets forth certain information about the executive officers of each Fund:

EXECUTIVE OFFICER                                                                    YEAR OF ELECTION AS
NAME & AGE            OFFICE AND PRINCIPAL OCCUPATION (1)                            EXECUTIVE OFFICER
-----------------     -----------------------------------                            -------------------

Stephen E. Gibson     President of the Liberty Funds since June, 1998; Chairman of           1998
(46)                  the Board since July, 1998, Chief Executive Officer and
                      President since December, 1996 and Director, since July,
                      1996 of CMA (formerly Executive Vice President from July,
                      1996 to December, 1996); Chairman of the Board, Director,
                      Chief Executive Officer and President of Liberty Funds Group
                      LLC (LFG) since December, 1998 (formerly Director, Chief
                      Executive Officer and President of The Colonial Group, Inc.
                      (TCG) from December, 1996 to December, 1998); Director of
                      Stein Roe & Farnham Incorporated (SR&F) since September,
                      2000, President since January, 2000 and Vice Chairman since
                      August, 1998 (formerly Assistant Chairman and Executive Vice
                      President from August, 1998 to January, 2000) (formerly
                      Managing Director of Marketing of Putnam Investments, June,
                      1992 to July, 1996.)

Pamela A. McGrath     Treasurer and Chief Financial Officer of the Liberty Funds and         1999
(46)                  Liberty All-Star Funds since April, 2000; Treasurer, Chief
                      Financial Officer and Vice President of LFG since
                      December, 1999; Chief Financial Officer, Treasurer and
                      Senior Vice President of CMA since December, 1999;
                      Director of Offshore Accounting for Putnam Investments
                      from May, 1998 to October, 1999; Managing Director of
                      Scudder Kemper Investments from October, 1984 to December,
                      1997.

(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION


The current Board of Trustees received the following compensation from the Liberty Fund as of the Fund's fiscal year end and for the calendar year ended December 31, 1999(1):


-----------------------------------
                       LIBERTY FUND
-----------------------------------

                         11/30/99
-----------------------------------
Mr. Bleasdale             $662(2)
-----------------------------------
Ms. Collins                623
-----------------------------------
Mr. Grinnell               649
-----------------------------------
Mr. Lowry                  630
-----------------------------------
Mr. Macera                 629
-----------------------------------
Mr. Mayer                  628
-----------------------------------
Mr. Moody                  585(3)
-----------------------------------
Mr. Neuhauser              660
-----------------------------------
Mr. Stitzel                629
-----------------------------------
Ms. Verville               617(4)
-----------------------------------


The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.


----------------------------------------------------------
     TRUSTEE                  TOTAL COMPENSATION
----------------------------------------------------------
Mr. Bleasdale                       $103,000(5)
----------------------------------------------------------
Ms. Collins                           96,000
----------------------------------------------------------
Mr. Grinnell                         100,000
----------------------------------------------------------
Mr. Lowry                             97,000
----------------------------------------------------------
Mr. Macera                            95,000
----------------------------------------------------------
Mr. Mayer                            101,000
----------------------------------------------------------
Mr. Moody                             91,000(6)
----------------------------------------------------------
Mr. Neuhauser                        101,252
----------------------------------------------------------
Mr. Stitzel                           95,000
----------------------------------------------------------
Ms. Verville                          96,000(7)
----------------------------------------------------------

For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and Liberty Funds Trust IX (together, the "Liberty All-Star Funds"):


                                          Total Compensation From Liberty
                                          All-Star Funds For The Calendar
    Trustee                               Year Ended December 31, 1999 (8)
    -------                               --------------------------------
    Robert J. Birnbaum                                 $25,000
    James E. Grinnell                                   25,000
    Richard W. Lowry                                    25,000
    William E. Mayer                                    25,000
    John J. Neuhauser                                   25,000



The current Board of Trustees of the Stein Roe Funds received the following compensation from the Stein Roe Fund as of the Fund's fiscal year end:

------------------------------------------------
                                Stein Roe Fund
------------------------------------------------
                                   6/30/00
------------------------------------------------
Mr. Bacon                          $2,200
------------------------------------------------
Mr. Boyd                            2,400
------------------------------------------------
Mr. Hacker                          2,200
------------------------------------------------
Ms. Kelly                           2,200
------------------------------------------------
Mr. Nelson                          2,300
------------------------------------------------
Mr. Theobald                        2,200
------------------------------------------------

The following table sets forth the total compensation paid to each Trustee by the Stein Roe Funds for the fiscal year ended June 30, 2000.

------------------------------------------------
   TRUSTEE               TOTAL COMPENSATION(9)
------------------------------------------------
Mr. Bacon                     $103,450
------------------------------------------------
Mr. Boyd                      $109,950
------------------------------------------------
Mr. Hacker                    $ 93,950
------------------------------------------------
Ms. Kelly                     $103,450
------------------------------------------------
Mr. Nelson                    $108,050
------------------------------------------------
Mr. Theobald                  $103,450
------------------------------------------------


(1) The Funds do not currently provide pension or retirement plan benefits to the Trustees.
(2)  Includes $338 payable in later years as deferred compensation.
(3) Total compensation of $585 for the fiscal year ended November 30, 1999, will be payable in later years as deferred compensation.
(4) Total compensation of $617 for the fiscal year ended November 30, 1999, will be payable in later years as deferred compensation.
(5)  Includes $52,000 payable in later years as deferred compensation.
(6) Total compensation of $91,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.
(7) Total compensation of $96,000 for the calendar year ended December 31, 1999, will be payable in later years as deferred compensation.
(8)  The Liberty All-Star Funds are advised by Liberty Asset Management
     Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the
     Advisor of each Fund).
(9) At June 30, 2000, the Stein Roe Fund Complex consisted of four series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Income Trust, 12 series of Liberty-Stein Roe Funds Investment Trust, five series of Liberty-Stein Roe Advisor Trust, five series of Stein Roe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

                                                                      APPENDIX C

CAPITALIZATION

The following table shows on an unaudited basis the capitalization of each of the Liberty Fund and the Stein Roe Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Liberty Fund by the Stein Roe Fund at net asset value as of that date:



                                  LIBERTY          STEIN ROE         PRO FORMA        PRO FORMA
                                    FUND             FUND           ADJUSTMENTS      COMBINED (1)
                                 -----------       ------------     -----------      ------------
Class A
Net asset value                  $12,138,959                           (16,092)(2)    $12,122,867
Shares outstanding                 1,564,295                          (458,194)         1,106,101
Net asset value per share              $7.76                                               $10.96

Class B
Net asset value                   $8,742,141                           (11,589)(2)     $8,730,552
Shares outstanding                 1,126,562                          (329,979)           796,583
Net asset value per share              $7.76                                               $10.96

Class C
Net asset value                   $1,536,692                            (2,037)(2)     $1,534,655
Shares outstanding                   198,027                           (58,003)           140,024
Net asset value per share              $7.76                                               $10.96

Class S
Net asset value                                    $135,881,702        (26,176)(2)   $135,855,526
Shares outstanding                                   12,398,030                        12,398,030
Net asset value per share                                $10.96                            $10.96


(1) Assumes the Acquisition was consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Stein Roe Fund will be received by the shareholders of the Liberty Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Stein Roe Fund that actually will be received on or after such date.

(2) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,718 and $26,176 to be borne by the Liberty Fund and the Stein Roe Fund, respectively.

                                                                      APPENDIX D

         MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE AS OF JUNE 30, 2000
                     STEIN ROE INTERMEDIATE MUNICIPALS FUND

PORTFOLIO MANAGEMENT REPORT


FUND PERFORMANCE BETWEEN JULY 1, 1999 AND JUNE 30, 2000


     Rising interest rates hurt municipal bond performance during the period, and the Fund's performance reflects the market's difficulties. The Fund returned 3.10% for the 12-month period ended June 30, 2000. This return outperformed the Lipper Intermediate Municipal Debt Fund peer group average return of 2.50%. The Lehman Brothers 10-Year Municipal Bond Average, a benchmark of bond market performance, returned 4.47% for the same period.


CHANGES MADE IN RESPONSE TO RISING INTEREST RATES


     Like many investors, we believed that short-term interest rate hikes, which totaled 1.5% over the past 12 months, would ultimately slow economic growth, bringing it down to a non-inflationary level. Such a scenario would create a better environment for bonds, so we have generally structured the Fund's portfolio to take advantage of that favorable outcome. However, it appeared that it would take some time for the Fed's preemptive strikes against inflation to have the desired effect--perhaps a year or more. As a result, we chose to maintain the portfolio's basic structure.


THE BOND MARKET AND UNIQUE STRATEGIC OPPORTUNITIES


     Rising interest rates and declining municipal bond prices created the opportunity to do some "tax swapping." We sold some of our poorer performing bonds at a loss, in order to offset current and future capital gains elsewhere in the portfolio. We then invested the proceeds from these sales in higher-yielding bonds when the opportunity arose. These tax swaps helped improve the Fund's tax efficiency, and also helped boost the Fund's 30-day SEC yield. As of June 30, 2000, the Fund's 30-day SEC yield was 4.65%.


CHANGES TO THE FUND'S OVERALL CREDIT QUALITY


     We normally keep the bulk of the Funds' portfolio in the higher end of the quality spectrum. However, we may move the credit quality of the portfolio up or down according to whether higher- or lower-quality securities are more attractive during any given period. As interest rates rose during the period, investors demanded more yield for lower-rated bonds as compensation for the additional risk incurred. Wider spreads (which represent the difference between the yields of higher- and lower-rated bonds) caused the

Fund's relatively small stake in lower-quality bonds to underperform. However, spreads did stabilize in the last few months of the period as demand for municipal bonds rose. If this trend continues, spreads should continue to narrow and performance of the high-yield sector should improve.


WHERE WE HAVE FOUND THE BEST VALUES LATELY


     We found some compelling values among discount bonds, which trade below their face value. We were able to purchase some discounts which were trading at prices we believed to be well below their fair market value, locking in attractive yields at the same time. We also found value among intermediate bonds in the 15- to 20-year maturity range. Yields on longer-maturity bonds generally show a greater increase in response to rising interest rates, so these bonds offered attractive yields when compared to other maturities.


OUR OUTLOOK FOR THE YEAR TO COME


     At this time, we believe the Fed's interest rate increases will have their desired effect of slowing the economy and stifling inflation. If this is the case, interest rates are likely to stabilize and may eventually start to decline. This could be good news for investors in the bond market, because bonds generally perform better in periods of slower economic growth and declining interest rates. There may be favorable trends in the municipal market, as well. In recent years, strong economies and high tax revenues have allowed state and local entities to fund new projects with cash rather than debt, causing the supply of municipal bonds to dwindle. However, as the economy starts to slow, supply of municipal bonds should return to historical levels. Municipals should also continue to be priced attractively in comparison with their Treasury counterparts.


BILL LORING is the portfolio manager of the Stein Roe Fund.


Past performance is no guarantee of future results. Share price and investment returns will vary, so you may have a gain or loss when you sell shares.

Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 6/30/00 and are subject to change. The Advisor currently limits expenses to 0.70% of average net assets. Fund return as of 6/30/00 would have been lower without the limit. Absent past limits, the 30-day SEC and tax-equivalent yields as of 6/30/00 would have been 7.70% and 4.50%, respectively. Income distributions are exempt from federal income taxes but may be subject to the federal alternative minimum tax and state and local taxes. Capital gains, if any, are also taxable. The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged group of investment-grade municipal bonds; it is not available for direct investment.

Tax-exempt investing offers tax-free income, but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of issues held in the Fund. The municipal bond management team seeks to identify problems and opportunities and react quickly to market changes.

Source of Lipper data: Lipper, Inc.

PERFORMANCE INFORMATION

STEIN ROE FUND INVESTMENT PERFORMANCE VS. LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX

 [LINE CHART: Initial and subsequent account values at end of each of the most recently completed ten fiscal years]

Growth of a $10,000 Investment 6/30/90 to 6/30/00

                             Intermediate           Lehman Brothers
                              Municipals           10-Year Municipal
                                 Fund                 Bond Index
6/30/90                         10,000                  10,000
6/30/91                         10,820                  10,924
6/30/92                         11,931                  12,160
6/30/93                         13,234                  13,690
6/30/94                         13,387                  13,825
6/30/95                         14,269                  15,039
6/30/96                         15,054                  16,000
6/30/97                         16,114                  17,335
6/30/98                         17,216                  18,805
6/30/99                         17,574                  19,236
6/30/00                         18,119                  20,095

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2000


----------------------------------------------------------------------
                             1 YEAR         5 YEARS         10 YEARS
----------------------------------------------------------------------
Stein Roe Fund               3.10%           4.89%            6.12%
----------------------------------------------------------------------
Lehman Brothers 10-Year      4.47%           5.97%            7.23%
Municipal Bond Index
----------------------------------------------------------------------


Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The line chart assumes a $10,000 investment on June 30, 1990, reinvestment of distributions, and compares fund performance to an index, which is an unmanaged group of fixed income securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. Source: Lipper, Inc.

An expense limitation of 0.70% was in effect for the Stein Roe Fund for part of the periods shown. Returns would have been lower without the limitation. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Each index shown above is an unmanaged group of fixed-income securities that differs from the composition of each Stein Roe fund; they are not available for direct investment. The U.S. Consumer Price Index is the government's measure of annual changes in the cost of living. Income may be subject to state or local taxes and the federal alternative minimum tax. Capital gains, if any, are subject to federal, state and local taxes. Sources: Lipper, Inc., a monitor of mutual fund performance.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

HOLDINGS

TOP 5 STATES AS OF JUNE 30, 2000

1.       New York           15.9%
2.       Illinois            9.9%
3.       Arizona             6.2%

4.       Texas               5.9%
5.       Georgia             5.7%

PORTFOLIO STATISTICS AS OF JUNE 30, 2000

Average Duration           6.2 years
Average Weighted Maturity  9.4 years
Average Weighted Coupon    6.12%

                     LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST

                     STEIN ROE INTERMEDIATE MUNICIPALS FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 24, 2000

         This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Liberty Intermediate Tax-Exempt Fund (the "Acquired Fund"), a series of Liberty Funds Trust IV, by the Stein Roe Intermediate Municipals Fund (the "Acquiring Fund"), a series of Liberty-Stein Roe Funds Municipal Trust.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 24, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Fund at One Financial Center, Boston, Massachusetts 02111 or by calling 1-800-426-3750.

                                Table of Contents


I.       Additional Information about the Acquiring Fund.................
II.      Additional Information about the Acquired Fund..................
III.     Financial Statements............................................

I.       Additional Information about the Acquiring Fund.

         Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (filed on August 19, 1999) of Liberty-Stein Roe Funds Municipal Trust (Registration Statement Nos. 2-99356 and 811-4367).

II.      Additional Information about the Acquired Fund.

         Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A (filed on March 17, 2000) of Liberty Funds Trust IV (Registration Statement Nos. 2-62492 and 811-2865).

III.     Financial Statements.

         This SAI is accompanied by the Annual Report for the year ended June 30, 2000 of the Acquiring Fund and the Semi-Annual Report for the six months ended May 31, 2000 and the Annual Report for the year ended November 30, 1999 of the Acquired Fund, which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

         Pro forma financial statements of the Acquiring Fund for the Acquisition are provided on the following pages.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)


                                                             LIBERTY           STEIN ROE
                                                           INTERMEDIATE       INTERMEDIATE
                                                            TAX-EXEMPT         MUNICIPALS          PRO FORMA       PRO FORMA
                                                               FUND               FUND            ADJUSTMENTS      COMBINED
                                                           -----------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                            -                  -                 -                -
Interest                                                     1,245,210          8,232,558                 -        9,477,769
                                                             ---------         ----------          --------       ----------
   Total investment income                                   1,245,210          8,232,558                 -        9,477,769

EXPENSES
Management fee                                                 127,786            647,045           (29,042)(a)      745,789
Service fee - Class A, B, C                                     46,468                  -                 - (a)       46,468
Distribution fee - Class B                                      60,948                  -                 - (a)       60,948
Distribution fee - Class C                                       3,298                  -                 - (a)        3,298
Administration fee                                                   -            207,954            29,043 (a)      236,997
Transfer agent fee                                              31,931            219,545           (14,040)(a)      237,436
Bookkeeping fee                                                 27,000             27,409           (26,419)(a)       27,990
Trustees fee                                                     7,575             17,745           (12,420)(b)       12,900
All other expenses                                             107,010             76,750           (87,823)(c)       95,937
                                                             ---------         ----------          --------       ----------
   Total operating expenses                                    412,016          1,196,448          (140,701)       1,467,763
                                                             ---------         ----------          --------       ----------
Expense reimbursement                                         (161,899)          (171,903)          163,935         (169,867)
                                                             ---------         ----------          --------       ----------
   Net Expenses                                                250,117          1,024,545            23,234        1,297,896

NET INVESTMENT INCOME                                          995,093          7,208,013           (23,234)       8,179,873

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on:
 Investments                                                  (236,729)           114,022                 -         (122,707)
 Closed futures contracts                                       14,402            (50,424)                -          (36,022)
 Foreign currency transactions                                       -                  -                 -                -
                                                             ---------         ----------          --------       ----------
    Net Realized Gain                                         (222,327)            63,599                 -         (158,729)
Change in net unrealized appreciation/depreciation
 during the period on:
 Investments                                                  (103,942)        (2,907,550)                -       (3,011,491)
 Open futures contracts                                        (26,365)          (151,737)                -         (178,102)
 Foreign currency transactions                                       -                  -                 -                -
                                                             ---------         ----------          --------       ----------
    Net Change in Unrealized Appreciation/Depreciation        (130,306)        (3,059,287)                -       (3,189,593)
                                                             ---------         ----------          --------       ----------
      Net Gain                                                (352,633)        (2,995,688)                -       (3,348,322)
                                                             ---------         ----------          --------       ----------
Increase in Net Assets from Operations                         642,460          4,212,325           (23,234)       4,831,551

(a)  Based on the contract in effect for the surviving fund.
(b)  Based on trustee compensation plan of the surviving fund.
(c) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)

                                           LIBERTY          STEIN ROE
                                        INTERMEDIATE      INTERMEDIATE
                                         TAX-EXEMPT        MUNICIPALS        PRO FORMA          PRO FORMA
                                            FUND              FUND          ADJUSTMENTS         COMBINED
                                        ------------      ------------      -----------       ------------

Investments, at market value             $22,115,396      $133,664,255                         155,779,651
Cash                                               -                 -                                   -
Receivable for investments sold                    -                 -                                   -
Payable for investments purchased                  -                 -                                   -
Other assets less other liabilities          302,396         2,217,447        (55,894)(a)        2,463,949

     Net assets                          $22,417,792      $135,881,702                        $158,243,600

Class A
Net assets                               $12,138,959                          (16,092)        $ 12,122,867
Shares outstanding                         1,564,295                         (458,194)(b)        1,106,101
Net asset value                          $      7.76                                          $      10.96

Class B
Net assets                               $ 8,742,141                          (11,589)        $  8,730,552
Shares outstanding                         1,126,562                         (329,979)(b)          796,583
Net asset value                          $      7.76                                          $      10.96

Class C
Net assets                               $ 1,536,692                           (2,037)        $  1,534,655
Shares outstanding                           198,027                          (58,003)(b)          140,023
Net asset value                          $      7.76                                          $      10.96

Net assets - Class S                                      $135,881,702        (26,176)         135,855,526
Shares - Class S                                            12,398,030                          12,398,030
Net asset value per share - Class S                       $      10.96                        $      10.96


(a) Adjustments reflect one time proxy, accounting, legal and other costs of the reorganization of $29,718 and $26,176 to be borne by Liberty Intermediate Tax Exempt Fund and Stein Roe Intermediate Municipals Fund respectively.

(b) Class A, B and C shares of Liberty Intermediate Tax-Exempt Fund are exchanged for new Class A, B and C shares of Stein Roe Intermediate Municipals Fund, to be established upon consummation of the merger. Initial per share values of Class A, B and C shares are presumed to equal that of Stein Roe Intermediate Municipals Fund, which will be designated as Class S shares.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                           LIBERTY INTERMEDIATE
June 30, 2000                                                                                    TAX-EXEMPT FUND
                                                                                           ---------------------------

                                                                    RATE      MATURITY        PAR            VALUE
                                                                    ----      --------     ----------     ------------

MUNICIPAL BONDS - 98.3%

EDUCATION - 2.5%
  EDUCATION - 1.1%
     IL State Development Finance Authority, Latin School of
        Chicago, Series 1998                                        5.20%       8/1/11        250,000     $    232,620
     NY State Dormitory Authority, Series 2000(a)                   5.00%      5/15/05        685,000          692,336
     VT State Educational & Health Buildings Finance Agency,
        Norwich University, Series 1998                             5.75%       7/1/13        100,000           96,023
     WV West Virginia University, Series 2000 A                      (e)        4/1/15        250,000          107,705
                                                                                                          ------------
                                                                                                             1,128,684
  STUDENT LOAN - 1.4%
     ME Maine Educational Loan Authority Educational
        Loan Revenue                                                6.65%      12/1/02
     NM State Educational Assistance Foundation, Series 1A          6.20%      12/1/01        390,000          397,597
     TX Texas State Higher Education Revenue Student Loan
        Senior Lien                                                 7.45%      10/1/06
                                                                                                          ------------
                                                                                                               397,597
HEALTHCARE - 7.7%
  HOSPITAL - 7.4%
     AL East Health Care Authority, Health Care Facilities
        and Tax Anticipation, Series 1993                           5.63%       9/1/04         50,000           51,387
     AR Baxter County Regional Hospital, Series 1999B               5.38%       9/1/14        200,000          172,926
     CA State Health Facilities Authority, Cedars-Sinai
        Medical Center, Series 1999A                                6.13%      12/1/19
     LA State Public Facilities Authority, Touro Infirmary,
        Series 1999B                                                5.20%      8/15/10        150,000          135,594
     MA Massachusetts State Health and Educational Facilities
        Authority Revenue (Daughters of Charity) Series C           7.25%       7/1/00
     NJ New Jersey Health Care Facilities Finance Authority
        (Christ Hospital Group, Connie Lee Insured)                 7.00%       7/1/03
     NY State Dormitory Authority, Mount Sinai Health
        Obligation Group, Series 2000                               6.50%       7/1/25        200,000          206,182
     NY State Dormitory Authority, St. Clare's Hospital,
        Series 1998B                                                4.90%      2/15/09        250,000          244,045
     OH Green Springs, St. Francis Health Care Center,
        Series 1994A                                                7.00%      5/15/04        100,000           99,750
     PA Dauphin County General Authority Hospital Revenue
        (Hapsco Group, MBIA Insured) Series B                       5.80%       7/1/02
     SC Sumter County Hospital Facilities Revenue (Tuomey
        Regional Medical Center, MBIA Insured)                      6.63%     11/15/04
     TN Knox County Health Educational & Housing Facilities
        Board Health facilities Board Health Facilities
        Revenue (Baptist Health Systems, Connie Lee Insured)        5.50%      4/15/11
     TX Tarrant County Health Facilities Development Corp.
        Hospital, Fort Worth Osteopathic Hospital, Series 1993      5.80%      5/15/04         50,000           51,550
     TX Health Facilities Development Corporation Hospital.
        All Saints Episcopal Hospitals, Series 1993A                5.80%      8/15/04         80,000           82,624
     WV State Hospital Finance Authority, Series 2000 A             6.75%       9/1/22        225,000          225,846
                                                                                                          ------------
                                                                                                             1,269,904
  NURSING HOME - 0.3%
     MN New Hope Minnesota Housing and Health Care
        Facilities Revenue Series A                                 5.40%       3/1/08

HOUSING - 1.3%
  SINGLE FAMILY - 1.1%
     CA California Housing Finance Agency Revenue
        Home Mortgage Series B-1                                    5.90%       2/1/04

SCHEDULE OF INVESTMENTS (UNAUDITED)                                  STEIN ROE INTERMEDIATE                 PRO-FORMA
June 30, 2000                                                            MUNICIPALS FUND                   COMBINED FUND
                                                                    -------------------------      ---------------------------

                                                                       PAR           VALUE            PAR             VALUE
                                                                    ---------     -----------      ----------     ------------

MUNICIPAL BONDS - 98.3%

EDUCATION - 2.5%
  EDUCATION - 1.1%
     IL State Development Finance Authority, Latin School of
        Chicago, Series 1998                                                                          250,000     $    232,620
     NY State Dormitory Authority, Series 2000(a)                                                     685,000          692,336
     VT State Educational & Health Buildings Finance Agency,
        Norwich University, Series 1998                                                               100,000           96,023
     WV West Virginia University, Series 2000 A                     1,250,000     $    538,525      1,500,000          646,230
                                                                                  ------------                    ------------
                                                                                       538,525                       1,667,209
  STUDENT LOAN - 1.4%
     ME Maine Educational Loan Authority Educational
        Loan Revenue                                                  515,000          525,928        515,000          525,928
     NM State Educational Assistance Foundation, Series 1A                                            390,000          397,597
     TX Texas State Higher Education Revenue Student Loan
        Senior Lien                                                 1,280,000        1,311,987      1,280,000        1,311,987
                                                                                  ------------                    ------------
                                                                                     1,837,915                       2,235,512
HEALTHCARE - 7.7%
  HOSPITAL - 7.4%
     AL East Health Care Authority, Health Care Facilities
        and Tax Anticipation, Series 1993                                                              50,000           51,387
     AR Baxter County Regional Hospital, Series 1999B                                                 200,000          172,926
     CA State Health Facilities Authority, Cedars-Sinai
        Medical Center, Series 1999A                                1,250,000        1,260,938      1,250,000        1,260,938
     LA State Public Facilities Authority, Touro Infirmary,
        Series 1999B                                                  755,000          682,490        905,000          818,084
     MA Massachusetts State Health and Educational Facilities
        Authority Revenue (Daughters of Charity) Series C             200,000          200,016        200,000          200,016
     NJ New Jersey Health Care Facilities Finance Authority
        (Christ Hospital Group, Connie Lee Insured)                 1,730,000        1,831,793      1,730,000        1,831,793
     NY State Dormitory Authority, Mount Sinai Health
        Obligation Group, Series 2000                                 400,000          412,364        600,000          618,546
     NY State Dormitory Authority, St. Clare's Hospital,
        Series 1998B                                                                                  250,000          244,045
     OH Green Springs, St. Francis Health Care Center,
        Series 1994A                                                                                  100,000           99,750
     PA Dauphin County General Authority Hospital Revenue
        (Hapsco Group, MBIA Insured) Series B                       1,600,000        1,632,048      1,600,000        1,632,048
     SC Sumter County Hospital Facilities Revenue (Tuomey
        Regional Medical Center, MBIA Insured)                      1,040,000        1,110,647      1,040,000        1,110,647
     TN Knox County Health Educational & Housing Facilities
        Board Health facilities Board Health Facilities
        Revenue (Baptist Health Systems, Connie Lee Insured)        2,000,000        2,015,700      2,000,000        2,015,700
     TX Tarrant County Health Facilities Development Corp.
        Hospital, Fort Worth Osteopathic Hospital, Series 1993                                         50,000           51,550
     TX Health Facilities Development Corporation Hospital.
        All Saints Episcopal Hospitals, Series 1993A                                                   80,000           82,624
     WV State Hospital Finance Authority, Series 2000 A             1,350,000        1,355,076      1,575,000        1,580,922
                                                                                  ------------                    ------------
                                                                                    10,501,072                      11,770,976
  NURSING HOME - 0.3%
     MN New Hope Minnesota Housing and Health Care
        Facilities Revenue Series A                                   500,000          459,375        500,000          459,375

HOUSING - 1.3%
  SINGLE FAMILY - 1.1%
     CA California Housing Finance Agency Revenue
        Home Mortgage Series B-1                                      765,000          788,218        765,000          788,218

SCHEDULE OF INVESTMENTS (Unaudited)                                                            LIBERTY INTERMEDIATE
June 30, 2000                                                                                    TAX-EXEMPT FUND
                                                                                           ---------------------------

                                                                    RATE      MATURITY        PAR            VALUE
                                                                    ----      --------     ----------     ------------
     MD Montgomery County Housing Commission, Series A              5.75%       7/1/13        220,000          222,774
     NE State Investment Authority, Series C                        5.65%       9/1/07        495,000          499,252
     RI Housing and Mortgage Finance Corp., Homeownership
        Opportunity, Series 6-B:                                    6.50%      10/1/03        200,000          204,786
                                                                    6.50%       4/1/03        100,000          102,051
                                                                                                          ------------
                                                                                                             1,028,863
  MULTI-FAMILY - 0.2%
     MA State Housing Finance Agency, Series 1992 C                 6.35%      5/15/03        200,000          206,862
     NJ State Housing and Mortgage Finance Agency                   6.50%       5/1/03         85,000           87,420
                                                                                                          ------------
                                                                                                               294,282
INDUSTRIAL - 0.1%
  MANUFACTURING - 0.1%
     SC State Economic Development Authority
        Caterpillar, Inc., Series 1998                              5.05%       6/1/08        100,000           95,125

OTHER - 10.6%
  POOL/BOND BANK - 1.4%
     IN Indianapolis Local Public Improvement Bond Bank
        Series D                                                    6.50%       2/1/06

  REFUNDED/ESCROWED (b) - 9.2%
     AZ Maricopa County Unified School District No. 68
        Sierra Vista GO Series B (FGIC Insured)                     7.63%       1/1/08
     CA Sacramento Cogeneration Authority, Proctor & Gamble
        Project                                                     6.50%       7/1/14        500,000          552,830
     HI Honolulu City & County, Series 1995                         6.00%      11/1/10        135,000          145,106
     IL Chicago Skyway Toll Bridge Revenue, Series 1994             6.75%       1/1/17
     IL State Health Facilities Authority, Edgewater Medical
        Center, Series A                                            9.25%       7/1/24         95,000          109,726
     IL Metropolitan Pier & Exposition Authority, McCormick
        Place Expansion Project, Series 1992 A:                     7.25%      6/15/05
                                                                    7.25%      6/15/05
     IN State Toll Road Commission Toll Road Revenue                9.00%      4/20/05

  REFUNDED/ESCROWED (b) - CONT.
     MA Massachusetts State Health and Educational Facilities
        Authority Revenue (Daughters of Charity) Series D           6.00%       7/1/09
     MI Dickinson County, Memorial Hospital System                  7.63%      11/1/05        225,000          239,906
     MI Michigan State Hospital Finance Authority Revenue
        (Daughters of Charity)                                      6.50%      11/1/01
     OH Cuyahoga County, Meridia Health System                      6.30%      8/15/06        890,000          961,805
     OH Olmstead Falls Local School District                        6.85%       4/8/92        550,000          604,263
     PA Westmoreland County Municipal Authority, Daughters of
        Charity and Providence, Series 1991                          (e)       8/15/17
     SC Piedmont Municipal Power Agency Electric Revenue,
        Series 1991A                                                6.13%       1/1/07
     SC Sumter County Hospital Facilities Revenue (Tuomey
        Regional Medical Center, MBIA Insured)                      6.63%     11/15/04
                                                                                                          ------------
                                                                                                             2,613,636
OTHER REVENUE - 0.8%
  RETAIL - 0.1%
     LA State Finance Authority, Mason City Shopping Center         8.50%      12/1/04         50,000           50,890
     OH Lake County, North Madison Properties, Series 1993          8.07%       9/1/01         35,000           35,656
                                                                                                          ------------
                                                                                                                86,546
  RECREATION - 0.7%
     NY Hamilton Industrial Development Agency, Adirondack
        Historical Association                                      4.70%      11/1/08        100,000           93,961
     OR State Department of Administrative Services,
        Series 1999B                                                5.25%       4/1/15
                                                                                                          ------------
                                                                                                                93,961

SCHEDULE OF INVESTMENTS (Unaudited)                                  STEIN ROE INTERMEDIATE                 PRO-FORMA
June 30, 2000                                                            MUNICIPALS FUND                   COMBINED FUND
                                                                    -------------------------      ---------------------------

                                                                       PAR           VALUE            PAR             VALUE
                                                                    ---------     -----------      ----------     ------------
     MD Montgomery County Housing Commission, Series A                                                220,000          222,774
     NE State Investment Authority, Series C                                                          495,000          499,252
     RI Housing and Mortgage Finance Corp., Homeownership
        Opportunity, Series 6-B:                                                                      200,000          204,786
                                                                                                      100,000          102,051
                                                                                  ------------                    ------------
                                                                                       788,218                       1,817,081
  MULTI-FAMILY - 0.2%
     MA State Housing Finance Agency, Series 1992 C                                                   200,000          206,862
     NJ State Housing and Mortgage Finance Agency                                                      85,000           87,420
                                                                                                                  ------------
                                                                                                                       294,282
INDUSTRIAL - 0.1%
  MANUFACTURING - 0.1%
     SC State Economic Development Authority
        Caterpillar, Inc., Series 1998                                                                100,000           95,125

OTHER - 10.6%
  POOL/BOND BANK - 1.4%
     IN Indianapolis Local Public Improvement Bond Bank
        Series D                                                    2,100,000        2,248,596      2,100,000        2,248,596

  REFUNDED/ESCROWED (b) - 9.2%
     AZ Maricopa County Unified School District No. 68
        Sierra Vista GO Series B (FGIC Insured)                     1,935,000        2,121,515      1,935,000        2,121,515
     CA Sacramento Cogeneration Authority, Proctor & Gamble
        Project                                                                                       500,000          552,830
     HI Honolulu City & County, Series 1995                                                           135,000          145,106
     IL Chicago Skyway Toll Bridge Revenue, Series 1994             1,500,000        1,619,190      1,500,000        1,619,190
     IL State Health Facilities Authority, Edgewater Medical
        Center, Series A                                                                               95,000          109,726
     IL Metropolitan Pier & Exposition Authority, McCormick
        Place Expansion Project, Series 1992 A:                       385,000          424,035        385,000          424,035
                                                                    1,145,000        1,265,855      1,145,000        1,265,855
     IN State Toll Road Commission Toll Road Revenue                2,240,000        3,014,413      2,240,000        3,014,413

  REFUNDED/ESCROWED (b) - CONT.
     MA Massachusetts State Health and Educational Facilities
        Authority Revenue (Daughters of Charity) Series D           1,000,000        1,056,390      1,000,000        1,056,390
     MI Dickinson County, Memorial Hospital System                                                    225,000          239,906
     MI Michigan State Hospital Finance Authority Revenue
        (Daughters of Charity)                                        585,000          594,565        585,000          594,565
     OH Cuyahoga County, Meridia Health System                                                        890,000          961,805
     OH Olmstead Falls Local School District                                                          550,000          604,263
     PA Westmoreland County Municipal Authority, Daughters of
        Charity and Providence, Series 1991                         1,250,000          464,113      1,250,000          464,113
     SC Piedmont Municipal Power Agency Electric Revenue,
        Series 1991A                                                  335,000          357,616        335,000          357,616
     SC Sumter County Hospital Facilities Revenue (Tuomey
        Regional Medical Center, MBIA Insured)                        960,000        1,027,939        960,000        1,027,939
                                                                                  ------------                    ------------
                                                                                    11,945,631                      14,559,267
OTHER REVENUE - 0.8%
  RETAIL - 0.1%
     LA State Finance Authority, Mason City Shopping Center                                            50,000           50,890
     OH Lake County, North Madison Properties, Series 1993                                             35,000           35,656
                                                                                                                  ------------
                                                                                                                        86,546
  RECREATION - 0.7%
     NY Hamilton Industrial Development Agency, Adirondack
        Historical Association                                                                        100,000           93,961
     OR State Department of Administrative Services,
        Series 1999B                                                1,000,000          983,790      1,000,000          983,790
                                                                                  ------------                    ------------
                                                                                       983,790                       1,077,751

SCHEDULE OF INVESTMENTS (Unaudited)                                                            LIBERTY INTERMEDIATE
June 30, 2000                                                                                    TAX-EXEMPT FUND
                                                                                           ---------------------------

                                                                    RATE      MATURITY        PAR            VALUE
                                                                    ----      --------     ----------     ------------
RESOURCE RECOVERY - 3.1%
  RESOURCE RECOVERY - 1.5%
     MA State Industrial finance Agency, Ogden Hill project,
        Series 1998A                                                5.45%       9/1/05        250,000          228,048
     NJ Bergen County Utility Authority (FGIC Insured)
        Series A                                                    6.25%      6/15/06
                                                                                                          ------------
                                                                                                               228,048
  DISPOSAL - 1.6%
     IL Development finance Authority, Waste Management, Inc.,
        Series 1997                                                 5.05%       1/1/10        250,000          213,773
     MA State Industrial Finance Agency, Peabody Monofill
        Associates, Inc., Series 1995                               9.00%       9/1/05         75,000           78,000
     MI State Strategic FD LTD Obligation Revenue
        (Waste Management, Inc.)                                    5.20%       4/1/10
     PA Westmoreland County Industrial Development Authority,
        Mid-America Waste Systems, Inc., Series 1993                5.10%       5/1/18
                                                                                                          ------------
                                                                                                               291,773
TAX-BACKED - 39.7%
  LOCAL APPROPRIATED - 0.0%
     AZ Phoenix Civic Improvement Corp, Waste Water Lease,
        Series 1993                                                 5.75%       7/1/04         50,000           51,803

  LOCAL GENERAL OBLIGATIONS - 17.7%
     AZ Cochise County Unified School District No. 68 Sierra
        Vista GO Series B (FGIC Insured)                            9.00%       7/1/01
     AZ Maricopa County Unified School District No. 69,
        Paradise Valley, Series 1995                                6.35%       7/1/10        500,000          551,630
     AZ Maricopa County Unified School District No. 97
        Deer Valley GO Series A (MBIA Insured)                      6.25%       7/1/06
     AZ Phoenix General Obligation                                  6.13%       7/1/03        250,000          260,010
     AZ Pima County GO                                              6.30%       7/1/02
     AZ Tempe Unified High School District No. 213 GO
        (FGIC Insured)                                              7.00%       7/1/08
     CA Carlsbad Unified School District, Series 1997               0.00%      11/1/14        300,000          138,591
     CA Natomas Unified School District, Series 1999                5.85%       3/1/15        250,000          269,183
     CA Union Elementary School District, Series 1999A               (e)        9/1/20
     CA Yuba City Unified School District, Series 2000               (e)        9/1/16        260,000          105,612
     CO Adams County, School District No. 12, Series 1995A           (e)      12/15/12
     HI Honolulu City & County, Series 1990A                        7.35%       7/1/06
     HI Honolulu City & County, Series 1995                         6.00%       7/1/06        365,000          389,897
     IL Chicago Board of Education GO (MBIA Insured)                6.25%      12/1/12
     LA Orleans Levee District Series A (FSA Insured)               5.95%      11/1/07
     MI Berkley City School District                                7.00%       1/1/09        500,000          565,620
     MN West St. Paul, Independent School District                   (e)        2/1/04        500,000          419,140
     NY New York City, Series 1997A                                 7.00%       8/1/06        850,000          937,278
     NY New York City GO:
        Series 1996C                                                5.70%       2/1/06
        Series 1997H                                                6.00%       8/1/17
        Series 1997J                                                6.13%       8/1/11
     OH Olmstead Falls Ohio City School District Tax
        Anticipation Notes                                          5.50%      12/1/04
     OH Strongsville                                                6.00%      12/1/06        500,000          524,565
     WA Snohomish County School District No. 2 Everett GO
        (MBIA Insured)                                              7.00%      12/1/02
                                                                                                          ------------
                                                                                                             4,161,526
  STATE APPROPRIATED - 8.2%
     KS State Development Authority Lease Juvenile Detention
        Facility Project, Series 1992H                              5.75%       6/1/02         60,000           61,229
     KY State Turnpike Authority Economic Development
        Revitalization Projects, Series 1992                        5.50%       1/1/01         50,000           50,261
     KY Kentucky State Turnpike Authority Economic Development
        Road Revenue                                                5.80%       1/1/04
     MO State Regional Convention & Sports Complex Authority
        Series A                                                    6.60%      8/15/03
     NY Metropolitan Transportation Authority, Series 1993O         5.50%      4/29/17
     NY State University New York Series 1989B                      7.10%      5/15/01        100,000          102,089
     NY State Dormitory Authority, Series 1995A                     6.50%      5/15/05

SCHEDULE OF INVESTMENTS (Unaudited)                                  STEIN ROE INTERMEDIATE                 PRO-FORMA
June 30, 2000                                                            MUNICIPALS FUND                   COMBINED FUND
                                                                    -------------------------      ---------------------------

                                                                       PAR           VALUE            PAR             VALUE
                                                                    ---------     -----------      ----------     ------------
RESOURCE RECOVERY - 3.1%
  RESOURCE RECOVERY - 1.5%
     MA State Industrial finance Agency, Ogden Hill project,
        Series 1998A                                                                                  250,000          228,048
     NJ Bergen County Utility Authority (FGIC Insured)
        Series A                                                    2,000,000        2,140,140      2,000,000        2,140,140
                                                                                  ------------                    ------------
                                                                                     2,140,140                       2,368,188
  DISPOSAL - 1.6%
     IL Development finance Authority, Waste Management, Inc.,
        Series 1997                                                   615,000          525,880        865,000          739,653
     MA State Industrial Finance Agency, Peabody Monofill
        Associates, Inc., Series 1995                                                                  75,000           78,000
     MI State Strategic FD LTD Obligation Revenue
        (Waste Management, Inc.)                                    1,000,000          863,980      1,000,000          863,980
     PA Westmoreland County Industrial Development Authority,
        Mid-America Waste Systems, Inc., Series 1993                1,000,000          870,870      1,000,000          870,870
                                                                                  ------------                    ------------
                                                                                     2,260,730                       2,552,503
TAX-BACKED - 39.7%
  LOCAL APPROPRIATED - 0.0%
     AZ Phoenix Civic Improvement Corp, Waste Water Lease,
        Series 1993                                                                                    50,000           51,803

  LOCAL GENERAL OBLIGATIONS - 17.7%
     AZ Cochise County Unified School District No. 68 Sierra
        Vista GO Series B (FGIC Insured)                            1,115,000        1,164,216      1,115,000        1,164,216
     AZ Maricopa County Unified School District No. 69,
        Paradise Valley, Series 1995                                                                  500,000          551,630
     AZ Maricopa County Unified School District No. 97
        Deer Valley GO Series A (MBIA Insured)                      1,750,000        1,879,098      1,750,000        1,879,098
     AZ Phoenix General Obligation                                                                    250,000          260,010
     AZ Pima County GO                                              2,500,000        2,581,775      2,500,000        2,581,775
     AZ Tempe Unified High School District No. 213 GO
        (FGIC Insured)                                                500,000          568,115        500,000          568,115
     CA Carlsbad Unified School District, Series 1997                                                 300,000          138,591
     CA Natomas Unified School District, Series 1999                                                  250,000          269,183
     CA Union Elementary School District, Series 1999A              1,000,000          310,110      1,000,000          310,110
     CA Yuba City Unified School District, Series 2000              1,700,000          690,540      1,960,000          796,152
     CO Adams County, School District No. 12, Series 1995A          1,300,000          643,097      1,300,000          643,097
     HI Honolulu City & County, Series 1990A                        1,000,000        1,123,330      1,000,000        1,123,330
     HI Honolulu City & County, Series 1995                                                           365,000          389,897
     IL Chicago Board of Education GO (MBIA Insured)                2,100,000        2,295,762      2,100,000        2,295,762
     LA Orleans Levee District Series A (FSA Insured)               2,200,000        2,331,010      2,200,000        2,331,010
     MI Berkley City School District                                                                  500,000          565,620
     MN West St. Paul, Independent School District                                                    500,000          419,140
     NY New York City, Series 1997A                                                                   850,000          937,278
     NY New York City GO:
        Series 1996C                                                1,000,000        1,035,670      1,000,000        1,035,670
        Series 1997H                                                2,000,000        2,041,980      2,000,000        2,041,980
        Series 1997J                                                5,000,000        5,281,350      5,000,000        5,281,350
     OH Olmstead Falls Ohio City School District Tax
        Anticipation Notes                                            420,000          408,450        420,000          408,450
     OH Strongsville                                                                                  500,000          524,565
     WA Snohomish County School District No. 2 Everett GO
        (MBIA Insured)                                              1,500,000        1,579,005      1,500,000        1,579,005
                                                                                  ------------                    ------------
                                                                                    23,933,508                      28,095,034
  STATE APPROPRIATED - 8.2%
     KS State Development Authority Lease Juvenile Detention
        Facility Project, Series 1992H                                                                 60,000           61,229
     KY State Turnpike Authority Economic Development
        Revitalization Projects, Series 1992                                                           50,000           50,261
     KY Kentucky State Turnpike Authority Economic Development
        Road Revenue                                                2,500,000        2,574,850      2,500,000        2,574,850
     MO State Regional Convention & Sports Complex Authority
        Series A                                                      830,000          870,512        830,000          870,512
     NY Metropolitan Transportation Authority, Series 1993O         1,000,000          989,120      1,000,000          989,120
     NY State University New York Series 1989B                                                        100,000          102,089
     NY State Dormitory Authority, Series 1995A                     1,000,000        1,066,780      1,000,000        1,066,780

SCHEDULE OF INVESTMENTS (Unaudited)                                                            LIBERTY INTERMEDIATE
June 30, 2000                                                                                    TAX-EXEMPT FUND
                                                                                           ---------------------------

                                                                    RATE      MATURITY        PAR            VALUE
                                                                    ----      --------     ----------     ------------
     NY State Dormitory Authority, New York City University,
        Series A                                                    5.63%       7/1/16        500,000          512,490
     NY State Urban Development Corp                                6.25%       4/1/02        500,000          511,665
     NY State Urban Development Corp                                5.75%       4/1/11        500,000          514,085
     OH State Higher Education Commission, Series II B.             5.75%      11/1/04        500,000          519,350
                                                                                                          ------------
                                                                                                             2,271,169
  STATE GENERAL OBLIGATION - 4.7%
     MA Massachusetts Bay Transportation Authority,
        Series 1994A                                                7.00%       3/1/07
     MA State, Series 1998 C                                        5.25%       8/1/12        500,000          501,140
     MA State College Building Authority, Series 1994A              7.50%      4/12/22
     NJ State General Obligation, Series D                           (e)       4/13/22         90,000           75,434
     TX State, Series A                                             5.80%      4/14/22        500,000          519,960
     TX State, Series 1998B                                         5.13%      4/15/22
                                                                                                          ------------
                                                                                                             1,096,534
  SPECIAL NON-PROPERTY TAX - 6.0%
     GA Metropolitan Atlanta Rapid Transit Authority,
        Series 1998A                                                6.25%       7/1/10      1,000,000        1,092,510
     IL Metropolitan Pier & Exposition Authority, McCormick
        Place expansion Project, Series 1992 A                      7.25%      6/15/05
     LA Sulphur Public Import Sales and Tse Tax,
        Series 1993ST                                               5.65%       4/1/04         50,000           51,440
     MI State, Underground Storage Tank Financial Assistance,
        Series 1996I                                                6.00%       5/1/05
     NM Santa Fe, Series  1996 A                                    6.50%       6/1/06
     NY State Local Government Assistance Corp., Series C           6.00%       4/1/12        150,000          159,760
     NY State Local Government Assistance Corp., Series 1993E       5.25%      4/24/61
                                                                                                          ------------
                                                                                                             1,303,710
  SPECIAL PROPERTY TAX - 3.1%
     FL Stoneybrook Community Development District,
        Series 1998B                                                5.70%       5/1/08
     MO State Development Finance Board, Midtown Redevelopment
        Project, Series 2000                                        6.00%       4/1/14        500,000          526,340
                                                                                                          ------------
                                                                                                               526,340
TRANSPORTATION - 9.5%
  AIR TRANSPORTATION - 2.0%
     IL Chicago O'Hare International Airport, United Airlines,
        Inc. Series 2000A                                           6.75%      11/1/11        200,000          204,426
     OH Cleveland Series, 1999                                      5.70%      12/1/19
                                                                                                          ------------
                                                                                                               204,426
  TRANSPORTATION - 1.3%
     CO State Department of Transportation, Series 2000             6.00%      6/15/12        500,000          533,075
     DC Metropolitan Area Transit Authority                         6.00%       7/1/07        250,000          265,375
     WA Port of Seattle, Series A                                   6.00%      10/1/08        250,000          266,193
                                                                                                          ------------
                                                                                                             1,064,643
  AIRPORT - 4.6%
     CO Denver City & County Airport Airport System,
        Series 1992C                                                6.25%     11/15/00         50,000           50,270
     FL Greater Orlando Aviation Authority, Series 1999A            5.25%      10/1/09        320,000          322,541
     GA Atlanta, Airport Facilities, Series 1996                    6.50%       1/1/07
     IL Chicago, Midway Airport, Series 1994A                       5.70%       1/1/04
     IN State Transportation Finance Authority, Airport
        Facilities Lease, Series 1992A                              6.50%      11/1/07
     NY Monroe County Airport Authority Greater Rochester
        International Airport, Series 1999                          5.75%       1/1/12        500,000          519,194
                                                                                                          ------------
                                                                                                               892,005
  TOLL FACILITIES - 1.6%
     CO Public Highway Authority, Series 2000B                       (e)        9/1/18        500,000          171,100
     OH State Turnpike Commission, Series 1996A                     6.00%      2/15/06        500,000          528,230
     OH State Turnpike Commission, Series 1998A                     5.50%      2/15/24
     PA State Turnpike Commission, Series 1998A                     5.25%      12/1/14        500,000          493,020
                                                                                                          ------------
                                                                                                             1,192,350
UTILITY - 23.0%
  MUNICIPAL ELECTRIC - 0.9%
     TX Lower Colorado River Authority, Series 1999A                5.50%      5/15/21

SCHEDULE OF INVESTMENTS (Unaudited)                                  STEIN ROE INTERMEDIATE                 PRO-FORMA
June 30, 2000                                                            MUNICIPALS FUND                   COMBINED FUND
                                                                    -------------------------      ---------------------------

                                                                       PAR           VALUE            PAR             VALUE
                                                                    ---------     -----------      ----------     ------------
     NY State Dormitory Authority, New York City University,
        Series A                                                    5,000,000        5,124,900      5,500,000        5,637,390
     NY State Urban Development Corp                                                                  500,000          511,665
     NY State Urban Development Corp                                                                  500,000          514,085
     OH State Higher Education Commission, Series II B.                                               500,000          519,350
                                                                                  ------------                    ------------
                                                                                    10,626,162                      12,897,331
  STATE GENERAL OBLIGATION - 4.7%
     MA Massachusetts Bay Transportation Authority,
        Series 1994A                                                2,250,000        2,514,510      2,250,000        2,514,510
     MA State, Series 1998 C                                                                          500,000          501,140
     MA State College Building Authority, Series 1994A                500,000          601,195        500,000          601,195
     NJ State General Obligation, Series D                                                             90,000           75,434
     TX State, Series A                                                                               500,000          519,960
     TX State, Series 1998B                                         3,250,000        3,149,413      3,250,000        3,149,413
                                                                                  ------------                    ------------
                                                                                     6,265,118                       7,361,652
  SPECIAL NON-PROPERTY TAX - 6.0%
     GA Metropolitan Atlanta Rapid Transit Authority,
        Series 1998A                                                                                1,000,000        1,092,510
     IL Metropolitan Pier & Exposition Authority, McCormick
        Place expansion Project, Series 1992 A                      1,220,000        1,339,755      1,220,000        1,339,755
     LA Sulphur Public Import Sales and Tse Tax,
        Series 1993ST                                                                                  50,000           51,440
     MI State, Underground Storage Tank Financial Assistance,
        Series 1996I                                                4,000,000        4,201,160      4,000,000        4,201,160
     NM Santa Fe, Series  1996 A                                    1,555,000        1,683,085      1,555,000        1,683,085
     NY State Local Government Assistance Corp., Series C                                             150,000          159,760
     NY State Local Government Assistance Corp., Series 1993E       1,000,000          977,910      1,000,000          977,910
                                                                                  ------------                    ------------
                                                                                     8,201,910                       9,505,620
  SPECIAL PROPERTY TAX - 3.1%
     FL Stoneybrook Community Development District,
        Series 1998B                                                2,870,000        2,776,725      2,870,000        2,776,725
     MO State Development Finance Board, Midtown Redevelopment
        Project, Series 2000                                        1,500,000        1,579,020      2,000,000        2,105,360
                                                                                  ------------                    ------------
                                                                                     4,355,745                       4,882,085
TRANSPORTATION - 9.5%
  AIR TRANSPORTATION - 2.0%
     IL Chicago O'Hare International Airport, United Airlines,
        Inc. Series 2000A                                           1,200,000        1,226,556      1,400,000        1,430,982
     OH Cleveland Series, 1999                                      2,000,000        1,683,920      2,000,000        1,683,920
                                                                                  ------------                    ------------
                                                                                     2,910,476                       3,114,902
  TRANSPORTATION - 1.3%
     CO State Department of Transportation, Series 2000             1,000,000        1,066,150      1,500,000        1,599,225
     DC Metropolitan Area Transit Authority                                                           250,000          265,375
     WA Port of Seattle, Series A                                                                     250,000          266,193
                                                                                  ------------                    ------------
                                                                                     1,066,150                       2,130,793
  AIRPORT - 4.6%
     CO Denver City & County Airport Airport System,
        Series 1992C                                                                                   50,000           50,270
     FL Greater Orlando Aviation Authority, Series 1999A                                              320,000          322,541
     GA Atlanta, Airport Facilities, Series 1996                    4,000,000        4,341,160      4,000,000        4,341,160
     IL Chicago, Midway Airport, Series 1994A                       1,000,000        1,025,790      1,000,000        1,025,790
     IN State Transportation Finance Authority, Airport
        Facilities Lease, Series 1992A                              1,040,000        1,087,975      1,040,000        1,087,975
     NY Monroe County Airport Authority Greater Rochester
        International Airport, Series 1999                                                            500,000          519,194
                                                                                  ------------                    ------------
                                                                                     6,454,925                       7,346,930
  TOLL FACILITIES - 1.6%
     CO Public Highway Authority, Series 2000B                      1,000,000          342,200      1,500,000          513,300
     OH State Turnpike Commission, Series 1996A                                                       500,000          528,230
     OH State Turnpike Commission, Series 1998A                     1,000,000          980,500      1,000,000          980,500
     PA State Turnpike Commission, Series 1998A                                                       500,000          493,020
                                                                                  ------------                    ------------
                                                                                     1,322,700                       2,515,050
UTILITY - 23.0%
  MUNICIPAL ELECTRIC - 0.9%
     TX Lower Colorado River Authority, Series 1999A                1,500,000        1,447,575      1,500,000        1,447,575

SCHEDULE OF INVESTMENTS (Unaudited)                                                            LIBERTY INTERMEDIATE
June 30, 2000                                                                                    TAX-EXEMPT FUND
                                                                                           ---------------------------

                                                                    RATE      MATURITY        PAR            VALUE
                                                                    ----      --------     ----------     ------------
     WA Grant County Public Utilities, District Number 002
        Electric System, Series 1993E                               5.30%       1/1/03         50,000           50,478
                                                                                                          ------------
                                                                                                                50,478
  INVESTOR OWNED - 1.7%
     MN Anoka county, Northern States Power Co., Series 1998        4.60%      12/1/08        125,000          117,334
     NH State Business Finance Authority, United Illuminating
        Co., Series 1999                                            5.40%      12/1/29
     NV Clark County, Southern California Edison Co.,
        Series 1990A                                                7.13%       6/1/09
                                                                                                          ------------
                                                                                                               117,334
  JOINT POWER AUTHORITY - 6.4%
     GA Municipal Electric Authority Power, Series 1997Y            6.40%       1/1/13
     NC Eastern Municipal Power Agency, Series 1993C                5.50%       1/1/07
     NC State Municipal Power Agency, Catawba No. 1,
        Series 1992                                                 5.90%       1/1/03
     SC Piedmont Municipal Power Agency, Series 1991A               6.13%       1/1/07
     TX State Municipal Power Agency                                 (e)        9/1/15        250,000          105,020
                                                                                                          ------------
                                                                                                               105,020
  INDEPENDENT POWER PRODUCE - 0.3%
     MI Midland County Economic Development Corp., Series 2000      6.88%      7/23/09

  WATER & SEWER - 13.7%
     AR Beaver Water District, Benton & Washington Counties,
        Series 1994                                                 6.00%     11/15/04
     AZ State Central Water Conservation District Central
        Arizona Project, Series A                                   5.50%      11/1/08        250,000          259,280
     CA Metropolitan Water District, Series 1998A                   4.75%       7/1/22        500,000          436,330
     DE State Economic Development Authority, Wilmington
        Suburban Water Corp., Series 1992B                          6.45%      12/1/07
     IL Chicago, Series 1993                                        6.50%      11/1/09
     IL Du Page County Special Service Area No. 11,
        Series 1995                                                 6.75%       1/1/14
     MA State Water Pollution Abatement Trust, Series 1999A         6.00%       8/1/19
     TN Metropolitan Government of Nashville & Davidson
        Countries, Series 1993                                      6.50%       1/1/10
     NY State Environmental Facilities Corp., Series 1994D          6.30%      5/15/05
     TX Houston Water & Sewer System, Series C                      5.90%      12/1/05        800,000          839,966
     TX Houston Water Conveyance System, Series J                   6.13%     12/15/06
     TX Water Development Board, Series 1996B                       5.13%      7/15/18
                                                                                                          ------------
                                                                                                             1,535,576
TOTAL MUNICIPAL BONDS (COST $21,688,902, $128,948,190
  AND $150,637,092)                                                                                         22,101,333

OPTIONS - 0.1%                                                                              CONTRACTS

     September 2000 Treasury Bond Put, Strike Price 92.00,
        Expiration 9/22/00                                                                  7,700,000            1,828
     September 2000 Treasury Bond Call, Strike Price 100.00,
        Expiration 9/22/00                                                                 16,100,000           12,235
                                                                                                          ------------

TOTAL OPTIONS (COST $40,624, $241,654, AND $282,278)                                                            14,063

SHORT-TERM OBLIGATIONS - 0.1%
  VARIABLE RATE DEMAND NOTE (c) - 0.1%                                                        PAR
     IL Galesburg, Knox college, Series 1999 (cost $100,000)        4.75%       7/1/24


TOTAL INVESTMENTS - 98.5%                                                                                   22,115,396

OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                          302,396
                                                                                                          ------------

NET ASSETS - 100.0%                                                                                       $ 22,417,792
                                                                                                          ============

SCHEDULE OF INVESTMENTS (Unaudited)                                  STEIN ROE INTERMEDIATE                 PRO-FORMA
June 30, 2000                                                            MUNICIPALS FUND                   COMBINED FUND
                                                                    -------------------------      ---------------------------

                                                                       PAR           VALUE            PAR             VALUE
                                                                    ---------     -----------      ----------     ------------
     WA Grant County Public Utilities, District Number 002
        Electric System, Series 1993E                                                                  50,000           50,478
                                                                                  ------------                    ------------
                                                                                     1,447,575                       1,498,053
  INVESTOR OWNED - 1.7%
     MN Anoka county, Northern States Power Co., Series 1998                                          125,000          117,334
     NH State Business Finance Authority, United Illuminating
        Co., Series 1999                                            1,000,000          999,500      1,000,000          999,500
     NV Clark County, Southern California Edison Co.,
        Series 1990A                                                1,500,000        1,541,985      1,500,000        1,541,985
                                                                                  ------------                    ------------
                                                                                     2,541,485                       2,658,819
  JOINT POWER AUTHORITY - 6.4%
     GA Municipal Electric Authority Power, Series 1997Y            3,000,000        3,304,680      3,000,000        3,304,680
     NC Eastern Municipal Power Agency, Series 1993C                3,100,000        3,060,072      3,100,000        3,060,072
     NC State Municipal Power Agency, Catawba No. 1,
        Series 1992                                                 1,500,000        1,537,770      1,500,000        1,537,770
     SC Piedmont Municipal Power Agency, Series 1991A               2,015,000        2,137,230      2,015,000        2,137,230
     TX State Municipal Power Agency                                                                  250,000          105,020
                                                                                  ------------                    ------------
                                                                                    10,039,752                      10,144,772
  INDEPENDENT POWER PRODUCE - 0.3%
     MI Midland County Economic Development Corp., Series 2000        500,000          501,875        500,000          501,875

  WATER & SEWER - 13.7%
     AR Beaver Water District, Benton & Washington Counties,
        Series 1994                                                 2,580,000        2,703,814      2,580,000        2,703,814
     AZ State Central Water Conservation District Central
        Arizona Project, Series A                                                                     250,000          259,280
     CA Metropolitan Water District, Series 1998A                   2,000,000        1,745,320      2,500,000        2,181,650
     DE State Economic Development Authority, Wilmington
        Suburban Water Corp., Series 1992B                          1,165,000        1,250,965      1,165,000        1,250,965
     IL Chicago, Series 1993                                        2,155,000        2,368,302      2,155,000        2,368,302
     IL Du Page County Special Service Area No. 11,
        Series 1995                                                 1,090,000        1,162,213      1,090,000        1,162,213
     MA State Water Pollution Abatement Trust, Series 1999A         2,500,000        2,634,274      2,500,000        2,634,274
     TN Metropolitan Government of Nashville & Davidson
        Countries, Series 1993                                      2,750,000        3,041,472      2,750,000        3,041,472
     NY State Environmental Facilities Corp., Series 1994D          3,000,000        3,202,200      3,000,000        3,202,200
     TX Houston Water & Sewer System, Series C                                                        800,000          839,966
     TX Houston Water Conveyance System, Series J                   1,000,000        1,061,420      1,000,000        1,061,420
     TX Water Development Board, Series 1996B                       1,000,000          939,120      1,000,000          939,120
                                                                                  ------------                    ------------
                                                                                    20,109,100                      21,644,676
TOTAL MUNICIPAL BONDS (COST $21,688,902, $128,948,190
  AND $150,637,092)                                                                133,480,473                     155,581,806

OPTIONS - 0.1%                                                      CONTRACTS                      CONTRACTS

     September 2000 Treasury Bond Put, Strike Price 92.00,
        Expiration 9/22/00                                          7,700,000           10,828     15,400,000           12,656
     September 2000 Treasury Bond Call, Strike Price 100.00,
        Expiration 9/22/00                                         16,100,000           72,954     32,200,000           85,189
                                                                                  ------------                    ------------

TOTAL OPTIONS (COST $40,624, $241,654, AND $282,278)                                    83,782                          97,845

SHORT-TERM OBLIGATIONS - 0.1%
  VARIABLE RATE DEMAND NOTE (c) - 0.1%                                 PAR                            PAR
     IL Galesburg, Knox college, Series 1999 (cost $100,000)          100,000          100,000        100,000          100,000
                                                                                  ------------                    ------------

TOTAL INVESTMENTS - 98.5%                                                          133,664,255                     155,779,651

OTHER ASSETS, LESS LIABILITIES - 1.5%                                                2,217,447                       2,463,949(f)
                                                                                  ------------                    ------------

NET ASSETS - 100.0%                                                               $135,881,702                    $158,243,600(f)
                                                                                  ============                    ============

SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2000



NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Non-income producing security.
(b) The Funds have been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(c) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates are listed as of June 30, 2000.
(e)  Zero coupon bond.
(f) Adjusted for one time proxy, accounting, legal and other costs of the reorganization of $29,718 and $26,176 to be borne by Liberty Intermediate Tax Exempt Fund and Stein Roe Intermediate Municipals Fund respectively.

STEIN ROE INTERMEDIATE MUNICIPALS FUND:

Short futures contracts open at June 30, 2000:

                                                                        PAR VALUE COVERED    EXPIRATION      UNREALIZED
                                                          TYPE            BY CONTRACTS         MONTH        APPRECIATION
                                                          ----            ------------         -----        ------------
                                                      Treasury Note         5,300,000        September        $157,941



LIBERTY INTERMEDIATE TAX-EXEMPT FUND

Short futures contracts open at June 30, 2000:

                                                                        PAR VALUE COVERED    EXPIRATION      UNREALIZED
                                                          TYPE            BY CONTRACTS         MONTH        DEPRECIATION
                                                          ----            ------------         -----        ------------
                                                      Treasury Bond           200,000        September        ($5,307)

Part C.  OTHER INFORMATION

Item 15. Indemnification

Article 9 of the Registrant's Amended and Restated Agreement and Declaration of Trust, provides for indemnification of the Registrant's Trustees and officers. The effect of the relevant section of Article 9 of the Registrant's Amended and Restated Agreement and Declaration of Trust, is to provide indemnification for each of the Registrant's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Registrant, and except that no Trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such Trustee or officer shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

       [Note: As used herein, the term "PEA" refers to a post- effective amendment to the Registration Statement of the Registrant under the Securities Act of 1933, No. 2-99356.]

(1) Form of Agreement and Declaration of Trust as amended and restated dated July 28, 2000 (Exhibit (a)(1) to PEA #29.)*

(2)(a) By-Laws of Registrant as amended through 2/3/93.
       (Exhibit 2 to PEA #21.)*

   (b) Amendment to By-Laws dated 2/4/98.  (Exhibit 2(b) to
       PEA #26.)*

(3)    None.

(4) Form of Agreement and Plan of Reorganization between Liberty Intermediate Tax-Exempt Fund and Stein Roe Intermediate Municipals Fund

(5) Article 4, 5, 10,11 and 13 of the Registrant's Agreement and Declaration of Trust and Article VII and X of the Registrant's By-Laws define the rights of shareholders

(6)    Management   agreement  between   Registrant  and  Stein  Roe  &  Farnham
       Incorporated ("Stein Roe") relating to the series designated Stein Roe Intermediate Municipals Fund dated 7/1/96 as amended through 2/2/98. (Exhibit 5 to PEA #26.)*

(7) Underwriting agreement between Registrant and Liberty Funds Distributor, Inc. dated 8/4/99.

(8) Discussion of trustee compensation is incorporated by reference from the second paragraph under the sub-caption "Trustee Compensation" in the Proxy/Prospectus filed herewith.

(9) Custodian contract between Registrant and State Street Bank and Trust Company ("Bank") dated 12/31/87 as amended through 5/8/95. (Exhibit 8 to PEA #18.)*

(10)   Rule 12b-1 Plan. (Exhibit (m) to PEA #27)*

(11)   Opinion and consent of Ropes & Gray

(12)(a)Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Bell, Boyd & Lloyd

    (b)Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray

(13)   None.

(14)(a)Consent of Independent Auditors/Accountants. (PWC)

    (b)Consent of Independent Auditors/Accountants. (E&Y)

(15)   None.

(16)(a)Power of Attorney for John Bacon, William Boyd, Lindsay Cook, Douglas Hacker, Janet Kelly, Charles Nelson and Thomas Theobald. (See PEA #28.)*
    (b)Power of Attorney for Joseph R. Palombo

(17)(a)Rule 18f-3 Plan. (Exhibit (n) to PEA #27)*

    (b) Revised Code of Ethics-filed as Exhibit 23(p) to Registration Statement on Form N-1A to Liberty Funds Trust V (file #033-12109 and 811-05030) filed on August 31, 2000 and hereby incorporated by reference and made a part of this Registration Statement.

    (c) Form of Proxy Card and Proxy Insert

    (d) The following documents, each filed via EDGAR and listed with their filing accession number, are incorporated by reference into the Proxy/Prospectus and the Statement of Additional
        Information for the funds referenced below:

o    The   Prospectus   of   the   Liberty   Fund   dated   April   1,   2000  -
     0000883163-00-000022

o    As supplemented on August 18, 2000 - 0000021832-00-000181

o The Statement of Additional Information of the Liberty Fund dated April 1, 2000 - 0000883163-00-000022

o    As supplemented on August 18, 2000 - 0000021832-00-000181

o The Statement of Additional Information of the Stein Roe Fund dated November 1, 1999 - 0000773757-99-000097

o    As supplemented on February 17, 2000 - 0000773757-00-000018

o The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Liberty Fund dated November 30, 1999 - 0000950156-00-000045

o The financial statements included in the Liberty Fund's Semi-Annual Report to Shareholders dated May 31, 2000 - 0000950156-00-000425

o The Statement of Additional Information of the Stein Roe Fund dated November 8, 2000 relating to the Acquisition.

o The Report of Independent Auditors and financial statements included in the Annual Report to Shareholders of the Stein Roe Fund dated June 30, 2000 - 0000891804-00-001725

--------------------------------------
*Incorporated by reference.
--------------------------------------


Item 17. Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and Commonwealth of Massachusetts, on the 18th day of October, 2000.

                               LIBERTY - STEIN ROE FUNDS MUNICIPAL TRUST



                               By: /s/ STEPHEN E GIBSON
                                  ---------------------------------
                                  Stephen E. Gibson
                                  President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
- ------------------------    -------------------  --------------
/s/ STEPHEN E. GIBSON           President            October 18, 2000
Stephen E. Gibson
Principal Executive Officer


/s/ PAMELA A. MCGRATH           Treasurer            October 18, 2000
Pamela A. McGrath
Principal Financial
and Accounting Officer

JOHN A. BACON JR.*          Trustee
John A. Bacon Jr.

WILLIAM W. BOYD*            Trustee
William W. Boyd

LINDSAY COOK*               Trustee
Lindsay Cook

DOUGLAS A. HACKER*          Trustee
Douglas A. Hacker

JANET LANGFORD KELLY*       Trustee
Janet Langford Kelly

CHARLES R. NELSON*          Trustee
Charles R. Nelson

JOSEPH R. PALOMBO*          Trustee
Joseph R. Palombo

THOMAS C. THEOBALD*         Trustee
Thomas C. Theobald



/s/VINCENT P. PIETROPAOLO*                           October 18, 2000
Vincent P. Pietropaolo
Attorney-in-Fact for the Trustees



                                  EXHIBIT INDEX

Exhibit               Item


(4) Form of Agreement and Plan of Reorganization between Liberty Intermediate Tax-Exempt Fund and Stein Roe Intermediate Municipals Fund

(11)   Opinion and consent of Ropes & Gray

(12)(a)Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Bell, Boyd & Lloyd

    (b)Opinion and Consent of Counsel on Tax Matters and Consequences to Shareholders of Ropes & Gray

(14)(a)Consent of Independent Auditors/Accountants. (PWC)

    (b)Consent of Independent Auditors/Accountants. (E&Y)

(16)(b)Power of Attorney for Joseph R. Palombo

(17)(c) Form of Proxy Card and Proxy Insert